                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6200

                               Schwab Investments
                        --------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
                 ----------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Evelyn Dilsaver
                               Schwab Investments
             101 Montgomery Street, San Francisco, California 94104
                  ---------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 627-7000

Date of fiscal year end: August 31

Date of reporting period:  September 1, 2004 - November 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHWAB INVESTMENTS
SCHWAB YIELDPLUS FUND(R)

PORTFOLIO HOLDINGS As of November 30, 2004, unaudited

The following are the portfolio holdings at 11/30/04. For more information please refer to the fund's semi-annual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten holding

 =  Delayed-delivery security

 ~  Variable-rate security

 /  Callable security

 @ All or a portion of this security is held as collateral for futures contracts and delayed-delivery security

For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity shown is the later of the next interest rate change date or demand date.

                                                        COST             VALUE
HOLDINGS BY CATEGORY                                 ($X1,000)         ($X1,000)
--------------------------------------------------------------------------------
 47.9%   CORPORATE BONDS                             2,176,104        2,179,905
 33.3%   ASSET-BACKED OBLIGATIONS                    1,513,996        1,516,797
 13.0%   MORTGAGE-BACKED SECURITIES                    594,661          595,039
  0.2%   MUNICIPAL BONDS                                 9,556            9,542
  0.0%   U.S. GOVERNMENT SECURITIES                      1,370            1,369
  1.0%   COMMERCIAL PAPER & OTHER
         CORPORATE OBLIGATIONS                          44,999           44,999
  5.6%   PREFERRED STOCK                               253,739          252,653
  0.0%   OTHER INVESTMENT COMPANIES                        717              717
--------------------------------------------------------------------------------
101.0%   TOTAL INVESTMENTS                           4,595,142        4,601,021
(1.0)%   OTHER ASSETS AND LIABILITIES                                   (45,460)
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                   4,555,561

       SECURITY
       SERIES                                      FACE AMOUNT          VALUE
            RATE, MATURITY DATE                    ($ x 1,000)       ($ x 1,000)
       CORPORATE BONDS  47.9% of net assets

       FINANCE  26.1%
       -------------------------------------------------------------------------
       BANKING  16.6%
       AB SPINTAB, 144A
    ~/      2.17%, 01/31/05                              6,500             6,506
    /@      7.50%, 08/14/49                              2,100             2,235
    ~/ ARTESIA OVERSEAS, LTD.
            3.13%, 02/25/05                             10,000            10,097
    ~/ BANESTO FINANCE LTD.
            3.19%, 01/31/05                             35,250            35,250
    /@ BBVA BANCOMER CAPITAL TRUST I, 144A
            10.50%, 02/16/11                            24,900            27,016
~/(10) BNP PARIBAS
            2.54%, 12/20/04                             42,700            42,626
    ~/ CENTRAL FIDELITY CAPITAL I
       Series A
            3.07%, 01/18/05                             16,200            16,295
    ~/ CULLEN/FROST CAPITAL TRUST II
            3.34%, 02/13/04                             13,000            13,437
 ~/(6) DEUTSCHE BANK CAPITAL TRUST, 144A
       Class B
            3.97%, 12/30/04                             48,400            49,723
     ~ DORAL FINANCIAL CORP.
            2.91%, 01/20/05                             28,035            28,082
    ~/ EMIGRANT CAPITAL TRUST I, 144A
            4.43%, 12/10/04                             18,920            18,853
    ~/ FLEET CAPITAL TRUST V
            2.91%, 12/20/04                             42,300            42,433
     ~ HSBC BANK USA, INC.
            1.98%, 12/21/04                             35,000            35,033
     ~ INTESA BANK OVERSEAS LTD.
            2.87%, 01/03/05                             31,000            31,158
     ~ JP MORGAN CHASE CAPITAL XIII
       Series M
            2.88%, 12/30/04                             29,900            29,665
    /@ KORAM BANK
            5.64%, 09/26/12                             25,300            26,325
       NATIONWIDE BUILDING SOCIETY, 144A
     ~      1.99%, 12/13/04                             40,000            40,073
     ~      2.20%, 01/20/05                             20,000            20,005
    ~/ RBS CAPITAL TRUST IV
            2.77%, 12/30/04                             39,800            40,079
 ~/(9) REPUBLIC NEW YORK CORP.
            2.23%, 01/31/05                             44,700            44,216
       SANTANDER FINANCIAL ISSUANCES
    ~/      3.04%, 12/16/04                             12,750            12,732
    ~/      2.14%, 04/26/05                             29,000            28,927
    /@ SKANDINAVISKA ENSKILDA, 144A
            8.13%, 09/06/49                             18,000            19,367
    ~/ SOCIETE GENERALE
            2.26%, 01/21/05                             28,000            28,316
     ~ SOVEREIGN BANCORP.
            2.71%, 02/28/05                             16,000            16,011
    /@ SVENSKA HANDELSBANKEN, 144A
            7.13%, 03/07/49                             10,000            10,724
  ~(5) WACHOVIA CORP.
            2.17%, 01/24/05                             50,000            50,012
       WELLS FARGO & CO.
     ~      1.99%, 12/23/04                             15,950            15,964
     ~      2.03%, 09/28/07                             15,000            15,010
                                                                     -----------
                                                                         756,170
       BROKERAGE  5.7%
     ~ BEAR STEARNS CO., INC.
            2.41%, 12/27/04                             30,000            30,401
    ~/ CREDIT SUISSE FINANCIAL PRODUCTS
            2.57%, 12/06/04                             20,770            20,873
       GOLDMAN SACHS GROUP, INC.
     ~      2.15%, 10/05/07                             40,000            40,004
     ~      2.54%, 09/29/04                             15,000            15,108
     ~ JP MORGAN CHASE & CO.
            1.95%, 12/14/04                             25,000            25,025

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS continued

       SECURITY
       SERIES                                      FACE AMOUNT          VALUE
            RATE, MATURITY DATE                    ($ x 1,000)       ($ x 1,000)
     ~ LEHMAN BROTHERS HOLDINGS
            2.20%, 01/20/05                             25,715            25,733
     ~ MERRILL LYNCH & CO.
            2.20%, 02/14/05                             34,850            34,848
  ~(1) MORGAN STANLEY
            2.34%, 02/14/05                             70,000            69,994
                                                                     -----------
                                                                         261,986
       FINANCE COMPANIES  1.9%
       COUNTRYWIDE HOME LOAN
  ~(8)      2.09%, 03/29/06                             45,000            44,981
     ~      2.47%, 08/26/05                             17,000            16,994
     ~ FORD MOTOR CREDIT CO.
            2.76%, 12/28/04                             10,000             9,927
     ~ INTERNATIONAL LEASE FINANCE CORP.
            2.41%, 01/18/05                             14,850            14,819
                                                                     -----------
                                                                          86,721
       INSURANCE  1.3%
    ~/ AXA
            2.40%, 12/03/04                             14,800            14,825
     ~ GENWORTH FINANCIAL, INC.
            2.03%, 12/15/04                             15,000            14,956
    /@ NATIONWIDE CSN TRUST, 144A
            9.88%, 02/15/25                             28,500            30,143
                                                                     -----------
                                                                          59,924
       REAL ESTATE INVESTMENT TRUST  0.6%
     ~ ISTAR FINANCIAL, INC.
       Series B
            3.12%, 12/13/04                             25,575            25,991

       INDUSTRIAL  17.0%
       -------------------------------------------------------------------------
       BASIC INDUSTRY  0.5%
       FMC CORP.
     /      10.25%, 05/01/05                             2,875             3,321
       Series A
            6.75%, 05/05/05                              1,600             1,628
     @ METHANEX CORP.
            7.75%, 08/15/05                             15,935            16,413
                                                                     -----------
                                                                          21,362
       CAPITAL GOODS  0.3%
       BAE ASSET SYSTEMS 2001 ASSET TRUST, 144A
       Series 2001 Class G
            6.66%, 09/15/13                              6,975             7,653
    /@ WASTE MANAGEMENT, INC.
            8.75%, 12/01/06                              4,250             4,832
                                                                     -----------
                                                                          12,485
       COMMUNICATIONS  4.8%
     ~ AMERICA MOVIL SA DE CV, 144A
            2.74%, 01/27/05                             31,500            31,264
     ~ BELLSOUTH CORP.
            2.42%, 02/15/05                             19,900            19,901
     @ CHANCELLOR MEDIA / CLEAR CHANNEL
       COMMUNICATION
            8.00%, 11/01/08                              9,570            10,738
    /@ DIRECTV HOLDINGS/FINANCE
            8.38%, 03/15/13                              8,000             9,020
       ECHOSTAR DBS CORP.
    ~/      5.26%, 01/01/05                              6,750             7,037
    /@      9.13%, 01/15/09                              6,227             6,889
   ~/@ ROGERS WIRELESS, INC. 144A
            5.47%, 03/15/05                              1,990             2,069
       ROGERS CABLE SYSTEMS, LTD.
       Series B
            10.00%, 03/15/05                            22,577            23,028
    /@ TCI COMMUNICATIONS FINANCING III
            9.65%, 03/31/27                             23,310            27,179
    /@ TELECORP PCS, INC.
            10.63%, 07/15/10                             9,556            10,479
     @ TELEFONOS DE MEXICO SA
            8.25%, 01/26/06                             19,000            20,054
  ~(4) VERIZON WIRELESS CAPITAL, 144A
            2.42%, 02/23/05                             52,590            52,591
                                                                     -----------
                                                                         220,249
       CONSUMER CYCLICAL  7.2%
     @ ALTRIA GROUP, INC.
            7.00%, 07/15/05                             19,870            20,278
     @ AUTONATION, INC.
            9.00%, 08/01/08                             11,550            13,225
    ~/ BOMBARDIER CAPITAL, INC., 144A
            4.46%, 12/30/04                              6,955             6,938
    /@ BOYD GAMING CORP.
            9.25%, 08/01/09                              2,980             3,222
     @ CAESARS ENTERTAINMENT
            8.50%, 11/15/06                             10,800            11,745
     ~ CENTEX CORP.
       Series D
            4.16%, 01/10/05                             14,925            15,355
       CUMMINS, INC.
            9.50%, 12/01/10                              8,690             9,928
       D. R. HORTON, INC.
     @      10.50%, 04/01/05                             2,500             2,573
     @      7.50%, 12/01/07                              6,700             7,336
            8.50%, 04/15/12                              5,000             5,650
     ~ DAIMLER-CHRYSLER, N.A. HOLDINGS
            2.34%, 12/10/04                             25,140            25,187
    /@ DANA CORP.
            10.13%, 03/15/10                            14,980            17,002
       GENERAL MOTORS ACCEPTANCE CORP.
    ~/      1.50%, 12/15/04                                500               496
     ~      3.08%, 12/15/04                             19,900            19,670
     @ HYATT EQUITIES, L.L.C., 144A
            6.88%, 06/15/07                              1,295             1,365
    ~/ LENNAR CORP.
            2.66%, 12/20/04                             22,875            23,012
    /@ LENNAR CORP., 144A
       Series B
            9.95%, 05/01/10                                450               486
     @ MANDALAY RESORT GROUP
            6.45%, 02/01/06                             13,685            14,130
       MGM MIRAGE, INC.
     @      6.95%, 02/01/05                              9,475             9,570
            7.25%, 10/15/06                              5,000             5,300
     @      6.75%, 08/01/07                              6,000             6,315
            6.75%, 02/01/08                                300               317
       ROYAL CARIBBEAN CRUISES
     @      7.25%, 08/15/06                              7,840             8,340
     @      6.75%, 03/15/08                              4,255             4,563
       RYLAND GROUP, INC.
    /@      9.75%, 09/01/10                             15,785            17,364

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS continued

       SECURITY
       SERIES                                      FACE AMOUNT          VALUE
            RATE, MATURITY DATE                    ($ x 1,000)       ($ x 1,000)
    /@      9.13%, 06/15/11                             10,362            11,644
    /@ SCHULER HOMES
            9.38%, 07/15/09                             16,436            17,792
    /@ STANDARD PACIFIC CORP.
            9.50%, 09/15/10                             13,540            14,725
     @ STARWOOD HOTEL RESORTS
            7.38%, 05/01/07                              6,000             6,435
       TOLL CORP.
    /@      8.00%, 05/01/09                              3,500             3,649
    /@      8.25%, 02/01/11                             22,735            24,781
                                                                     -----------
                                                                         328,393
       CONSUMER NON-CYCLICAL  1.7%
       BAUSCH & LOMB, INC.
     @      6.75%, 12/15/04                              2,595             2,595
     @      6.50%, 08/01/05                             10,205            10,418
     ~ CLOROX CO., 144A
            2.54%, 12/03/04                             14,900            14,900
     ~ EVANGELICAL LUTHERAN GOOD SAMARITAN SOCIETY
            2.89%, 02/24/05                             19,800            19,803
     @ FRESENIUS MEDICAL CAPITAL TRUST II
            7.88%, 02/01/08                              9,315            10,130
     @ HCA, INC.
            6.91%, 06/15/05                              5,000             5,091
    ~/ STATER BROTHERS HOLDINGS
            5.38%, 12/15/04                             12,950            13,306
                                                                     -----------
                                                                          76,243
       ENERGY  0.5%
   ~/@ HUSKY OIL LTD.
            8.90%, 08/15/08                             10,301            11,789
    /@ POGO PRODUCING CO.
       Series B
            8.25%, 04/15/11                              9,866            10,877
                                                                     -----------
                                                                          22,666
       TECHNOLOGY  0.2%
    ~/ FREESCALE SEMICONDUCTOR, 144A
            4.82%, 01/18/05                             10,500            10,920

       TRANSPORTATION  1.8%
     ~ CSX CORP.
            2.48%, 02/03/05                             29,860            29,875
     ~ FEDEX CORP.
            1.88%, 01/03/05                             22,620            22,632
     ~ HERTZ CORP.
            3.40%, 02/07/05                             14,900            14,990
     ~ NORFOLK SOUTHERN CORP.
            2.83%, 01/31/05                              7,820             7,832
     / UNION PACIFIC CORP.
            8.35%, 05/01/05                              4,950             5,258
                                                                     -----------
                                                                          80,587
       SOVEREIGN  0.4%
       -------------------------------------------------------------------------
     ~ PEMEX PROJECT FUNDING MASTER TRUST
            3.54%, 01/07/05                             10,000            10,025
     ~ PEMEX PROJECT FUNDING MASTER TRUST, 144A
            3.87%, 01/18/05                              6,270             6,587
                                                                     -----------
                                                                          16,612
       UTILITIES  4.4%
       -------------------------------------------------------------------------
     ~ APPALACHIAN POWER CO.
            2.30%, 12/29/04                              8,000             8,010
     ~ ATMOS ENERGY CORP.
            2.00%, 10/15/07                             19,900            19,898
    /@ COLUMBIA ENERGY GROUP
       Series D
            7.05%, 11/28/07                              1,405             1,449
    ~/ DTE ENERGY CO.
            2.74%, 12/01/04                              9,400             9,454
    ~/ DUKE ENERGY CORP.
            2.30%, 12/08/04                             21,000            21,050
       ENTERGY GULF STATES, INC.
    /@      5.20%, 12/03/07                             13,510            13,510
    ~/      2.48%, 12/01/09                             32,875            32,866
    ~/ ENTERGY GULF STATES, INC., 144A
            2.81%, 03/01/05                              1,000             1,000
    ~/ NISOURCE FINANCE CORP.
            2.94%, 02/04/05                             16,000            16,004
            2.91%, 02/23/05                             24,850            24,849
    ~/ PG&E CORP.
            2.72%, 01/03/05                              5,105             5,110
    ~/ PINNACLE WEST CAPITAL CORP.
            2.96%, 02/01/05                             10,660            10,661
     @ RELIANT ENERGY RESOURCES
       Series B
            8.13%, 07/15/05                             18,100            18,664
     ~ SOUTHERN CALIFORNIA EDISON
            2.35%, 01/13/05                              7,120             7,146
    ~/ TXU ENERGY CO., L.L.C. 144A
            2.84%, 01/14/05                              9,900             9,925
                                                                     -----------
                                                                         199,596
       ASSET-BACKED OBLIGATIONS  33.3% of net assets

       ACE SECURITIES CORP.
       Series 2002-HE-1 Class M2
            3.38%, 06/25/32                              5,000             5,034
       Series 2002-HE3 Class M2
            4.38%, 10/25/32                             15,000            15,153
       Series 2004-FM1 Class M1
            2.78%, 08/25/33                             10,000             9,998
       ALTER MONETA RECEIVABLES, L.L.C.
       Series 2003-1
            2.56%, 03/15/11                              3,912             3,868
       AMERICREDIT AUTOMOBILE RECEIVABLES TRUST
       Series 2001-1 Class D
            6.98%, 07/06/07                              1,400             1,426
       Series 2002-1 Class D
            6.53%, 06/06/08                              6,450             6,674
       AMERICREDIT FINANCE NIM TRUST
       Series 2004-RN5 Class A
            5.19%, 07/25/34                              3,737             3,731
       AMERIQUEST FINANCE NIM TRUST
     ~ Series 2004-RN4 Class A
            4.60%, 12/26/04                              5,003             4,989
       Series 2004-RN9 Series N1
            4.80%, 11/25/34                             12,000            12,000
       AMERIQUEST MORTGAGE SECURITIES, INC.
     ~ Series 2003-6 Class M2
            4.03%, 12/27/04                              5,000             5,083

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS continued

       SECURITY
       SERIES                                      FACE AMOUNT          VALUE
            RATE, MATURITY DATE                    ($ x 1,000)       ($ x 1,000)
     ~ Series 2003-AR2 Class M2
            4.21%, 12/27/04                              5,000             5,088
     ~ Series 2003-AR3 Class M2
            4.23%, 12/27/04                              5,000             5,128
     ~ Series 2003-IA1 Class M2
            3.83%, 12/27/04                              3,288             3,290
       Series 2004-R10 Class M1
            2.88%, 11/25/34                             10,550            10,576
       Series 2004-R10 Class M6
            3.21%, 11/25/34                              7,050             7,093
       Series 2004-R10 Class M7
            3.64%, 11/25/34                              6,900             6,945
       Series 2004-R10 Class M8
            3.84%, 11/25/34                              1,950             1,957
     ~ Series 2004-R8 Class M7
            4.11%, 12/27/04                              4,450             4,481
     ~ Series 2004-R8 Class M9
            4.93%, 12/27/04                              5,000             4,578
       AMORTIZING RESIDENTIAL COLLATERAL TRUST
     ~ Series 2002-BC1 Class M2
            3.28%, 12/27/04                             10,000            10,047
       Series 2002-BC9 Class M2
            4.43%, 12/27/04                             18,000            18,377
       AQ FINANCE NIM TRUST
       Series 2003-N11A
            7.14%, 08/25/33                                897               895
       ARGENT NIM TRUST
       Series 2003-N7 Class 2A1
            5.75%, 03/27/34                              1,796             1,793
       Series 2003-N7 Class 2A2
            9.75%, 03/27/34                              2,000             2,006
       ARGENT SECURITIES, INC.
     ~ Series 2003-W7 Class M2
            3.93%, 12/27/04                             15,750            15,897
       Series 2003-W9 Class M2
            3.90%, 03/25/34                             19,695            20,035
     ~ ARIA CDO I (JERSEY) LTD.
       Series IA-3 Class B1U5
            3.13%, 04/07/05                             35,000            35,151
       ASSET BACKED FUNDING CERTIFICATES
     ~ Series 2003-AHL1 Class M1
            3.03%, 12/27/04                              7,500             7,546
       Series 2003-OPT1
            6.90%, 07/26/33                              3,386             3,383
     ~ Series 2003-OPT1 Class M2
            3.73%, 07/01/33                              5,000             5,063
       Series 2003-WMC1 Class A3
            2.73%, 08/25/33                             12,549            12,656
     ~ Series 2004-HE1 Class M8
            5.68%, 12/27/04                              4,022             3,629
     ~ Series 2004-OPT2 Class M2
            3.18%, 12/27/04                             11,576            11,582
       ASSET BACKED FUNDING CORP. NIM TRUST
       Series 2004-OPT5 Class N1
            4.45%, 09/28/34                             18,913            18,912
       ASSET BACKED SECURITIES CORP. HOME EQUITY
     ~ Series 2001-HE3 Class M2
            3.15%, 12/15/04                              6,000             6,008
       Series 2003-HE1 Class M2
            4.45%, 12/15/04                             14,850            15,417
     ~ Series 2003-HE2 Class M2
            4.00%, 12/15/04                              4,460             4,524
       ASSET BACKED SECURITIES CORP. NIMS TRUST
       Series 2004-HE3 Class A1
            5.00%, 05/25/34                              7,796             7,761
       BANC OF AMERICA FUNDING CORP.
       Series 2004-A Class 4A1
            5.87%, 06/20/32                             21,535            21,811
     ~ BEAR STEARNS ASSET BACKED SECURITIES, INC.
       Series 1999-1 Class MV1
            3.16%, 12/27/04                              9,530             9,541
     ~ CAPITAL ONE MASTER TRUST
       Series 2001-2 Class C
            3.20%, 12/15/04                             14,920            15,001
       CAPITAL ONE MULTI-ASSET EXECUTION TRUST
     ~ Series 2003-B6 Class B6
            2.63%, 12/15/04                             20,000            20,202
     ~ Series 2003-C1 Class C1
            4.65%, 12/15/04                              3,500             3,727
       CAPITAL ONE PRIME AUTO RECEIVABLES TRUST
       Series 2004-2 Class B
            3.95%, 05/16/11                             13,673            13,782
     ~ CARSS FINANCE LTD. PARTNERSHIP
       Series 2004-A Class B2
            3.05%, 12/15/04                              5,971             5,978
       CDC MORTGAGE CAPITAL TRUST
     ~ Series 2003-HE1 Class M1
            3.08%, 12/27/04                             18,000            18,117
     ~ Series 2003-HE2 Class M2
            4.08%, 06/25/33                              5,000             5,154
     ~ Series 2003-HE4 Class M1
            2.83%, 12/27/04                              5,700             5,732
     ~ Series 2003-HE4 Class M2
            3.83%, 12/27/04                              4,000             4,106
     ~ CENTEX HOME EQUITY
       Series 2003-B Class M2
            3.88%, 12/27/04                              6,500             6,612
     ~ CHASE CREDIT CARD MASTER TRUST
       Series 2002-4 Class C
            2.94%, 12/15/04                             14,000            14,053
       CHASE FUNDING LOAN ACQUISITION TRUST
     ~ Series 2001-C3 Class M1
            3.11%, 12/27/04                              3,931             3,957
     ~ Series 2002-C1 Class IIM2
            3.28%, 12/27/04                              5,000             5,028
     ~ CHASE FUNDING MORTGAGE LOAN ASSET-BACKED
       Series 2003-2 Class 2A2
            2.46%, 02/25/33                             20,920            20,969
       CHASE FUNDING NET INTEREST MARGIN
       Series 2003-3A
            6.88%, 06/27/33                                153               153
       Series 2003-4A
            6.75%, 07/27/33                              1,367             1,366
       CHASE FUNDING NET INTEREST MARGIN, 144A
       Series 2004-1A
            3.75%, 12/27/04                              1,915             1,901
       CHEC LOAN TRUST
       Series 2004-2 Class M1
            2.60%, 10/25/34                              8,750             8,750

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS continued

       SECURITY
       SERIES                                      FACE AMOUNT          VALUE
            RATE, MATURITY DATE                    ($ x 1,000)       ($ x 1,000)
       CIT MARINE TRUST
       Series 1999-A Class A4
            6.25%, 11/15/19                              2,900             2,991
       COUNTRYWIDE ASSET BACKED CERTIFICATES
     ~ Series 2002-6 Class M1
            3.28%, 12/27/04                              3,000             3,031
     ~ Series 2002-6 Class M2
            4.28%, 12/27/04                              4,800             4,892
   (2) COUNTRYWIDE HOME LOANS
       Series 2004-HYB5 Class 3A1
            4.78%, 04/20/35                             64,436            65,201
       DISTRIBUTION FINANCIAL SERVICES TRUST
       Series 2001-1 Class-D
            7.73%, 11/15/22                              8,250             8,217
     ~ FIELDSTONE MORTGAGE INVESTMENT CORP.
       Series 2004-2 Class M3
            3.58%, 12/27/04                              2,000             2,001
       FIRST FRANKLIN MORTGAGE LOAN ASSET BACKED
       CERTIFICATES
     ~ Series 1997-FF3 Class M1
            2.56%, 12/20/04                              1,547             1,548
       Series 2003-FF3 Class M4
            5.18%, 07/25/33                              5,208             5,372
       FIRST FRANKLIN NIM TRUST
       Series 2004-FF10 Class N1
            4.45%, 11/26/34                              9,342             9,341
       Series 2004-FF4A Class N
            5.75%, 06/25/34                              6,824             6,829
       FREMONT HOME LOAN TRUST
     ~ Series 2003-B Class M2
            3.80%, 12/27/04                             13,000            13,283
     ~ Series 2004-A Class M2
            3.33%, 12/27/04                              5,000             5,003
     ~ GE COMMERCIAL EQUIPMENT FINANCING L.L.C.
       Series 2004-1 Class C
            2.69%, 12/20/04                              7,600             7,600
     ~ GSAMP TRUST
       Series 2002-WMC1 Class B1
            4.24%, 12/20/04                              7,006             7,050
       GSR MORTGAGE LOAN TRUST
       Series 2002-3F Class 2AB3
            5.50%, 12/25/31                                  1                 1
       Series 2004-7 Class 1A2
            3.49%, 06/25/34                             11,012            10,743
    =~ HOME EQUITY ASSET TRUST
       Series 2004-8 Class M1
            2.67%, 12/27/04                             22,000            22,000
       HOME EQUITY MORTGAGE TRUST
       Series 2002-5 Class M2
            4.63%, 04/25/33                             10,000            10,130
     ~ HOUSEHOLD MORTGAGE LOAN TRUST
       Series 2003-HC2 Class M
            2.74%, 12/20/04                                 --                --
       IMPAC CMB TRUST
     ~ Series 2002-7 Class A
            2.61%, 12/27/04                             33,020            33,093
     ~ Series 2003-10 Class 1A1
            2.53%, 12/27/04                              9,923             9,930
       INDYMAC HOME EQUITY LOAN ASSET-BACKED TRUST
       Series 2004-B Class M4
            3.33%, 11/25/34                             14,500            14,533
       INDYMAC NIM TRUST SPMD
       Series 2004-B Class NOTE
            5.75%, 11/25/34                              8,700             8,680
       IRWIN HOME EQUITY
       Series 2003-1 Class M2
            4.18%, 02/25/08                              5,000             5,097
       LONG BEACH ASSET HOLDINGS, CORP.
       Series 2003-4 Class N1
            6.54%, 08/25/33                                207               207
       LONG BEACH MORTGAGE LOAN TRUST
     ~ Series 2003-2 Class M1
            3.00%, 12/27/04                              8,000             8,050
     ~ Series 2003-2 Class M3
            4.43%, 12/27/04                              2,190             2,232
     ~ Series 2003-3 Class M4
            5.68%, 12/27/04                             10,000            10,097
     ~ Series 2004-1 Class M6
            3.58%, 12/27/04                              8,000             8,066
       MAIN STREET WAREHOUSE FUNDING TRUST
     ~ Series 2004-MSC
            4.93%, 12/27/04                              9,000             9,086
       Series 2004-MSD Class Note
            4.48%, 03/26/07                             18,500            18,527
       MASTER ASSET BACKED SECURITIES TRUST
     ~ Series 2002-OPT1 Class M2
            4.13%, 12/27/04                             10,000            10,144
     ~ Series 2003-OPT1 Class A2
            2.35%, 12/25/04                              8,413             8,439
       MBNA CREDIT CARD MASTER NOTE TRUST
     ~ Series 2003-B3 Class B3
            2.48%, 12/15/04                              6,000             6,026
     ~ Series 2003-C3 Class C3
            3.45%, 12/15/04                             10,920            11,173
       MBNA MASTER CREDIT CARD TRUST
     ~ Series 1999-L Class C
            3.18%, 12/15/04                              8,000             8,120
     ~ Series 2000-H Class B
            2.70%, 12/15/04                             14,500            14,671
       MERRILL LYNCH MORTGAGE INVESTORS, INC.
     ~ Series 2003-WMC2 Class M1
            3.03%, 12/27/04                              5,000             5,027
     ~ Series 2003-WMC3 Class A2
            2.54%, 12/27/04                             20,655            20,693
     ~ Series 2003-WMC3 Class M3
            3.83%, 12/27/04                              2,000             2,026
     ~ Series 2003-WMC3 Class M4
            3.93%, 12/27/04                              2,913             2,974
     ~ MMCA AUTOMOBILE TRUST
       Series 2002-5 Class C
            4.25%, 12/15/04                              2,593             2,598
       MORGAN STANLEY ABS CAPITAL I
     ~ Series 2003-HE3 Class M1
            2.86%, 12/27/04                              9,403             9,460
     ~ Series 2003-NC6 Class M1
            2.98%, 12/27/04                             17,500            17,682
       Series 2003-NC8N
            7.60%, 09/25/33                              1,537             1,541
       Series 2004-HE8 Class M1
            2.82%, 11/25/34                             19,810            19,868
     ~ Series 2004-HE9 Class M4
            3.09%, 12/27/04                             15,000            15,000
       Series 2004-NC1N Class Note
            7.00%, 12/25/33                              4,456             4,438

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS continued

       SECURITY
       SERIES                                      FACE AMOUNT          VALUE
            RATE, MATURITY DATE                    ($ x 1,000)       ($ x 1,000)
       Series 2004-NC2N
            6.25%, 12/25/33                              1,789             1,789
       Series 2004-NC3N Class Note
            6.00%, 03/25/34                              3,975             3,968
       MORGAN STANLEY AUTO LOAN TRUST
       Series 2003-HB1 Class B
            2.22%, 04/15/11                              6,110             6,034
       Series 2004-HB1 Class C
            2.88%, 01/15/05                              4,545             4,539
       Series 2004-HB2 Class C
            3.24%, 03/15/12                              4,980             4,968
       Series 2004-HB2 Class D
            3.59%, 03/15/12                                990               989
       MORGAN STANLEY MORTGAGE LOAN TRUST
       Series 2004-8AR Class 3A
            5.08%, 10/25/34                             23,265            23,641
       NEW CENTURY HOME EQUITY LOAN TRUST
     ~ Series 2003-3 Class M3
            4.56%, 12/27/04                              7,686             7,952
     ~ Series 2004-2 Class A3
            2.43%, 12/27/04                             22,338            22,350
       Series 2004-3 Class M1
            2.80%, 11/25/34                             14,000            14,021
       NOVASTAR HOME EQUITY LOAN
     ~ Series 2003-3 Class B2
            6.08%, 12/27/04                              4,350             4,586
       Series 2003-3 Class M1
            2.93%, 12/25/33                              4,700             4,741
     ~ Series 2003-3 Class M2
            3.83%, 12/27/04                             10,000            10,310
     ~ Series 2003-4 Class B1
            4.68%, 12/27/04                              2,500             2,603
     ~ Series 2003-4 Class M1
            2.89%, 12/27/04                             20,000            20,148
     ~ Series 2004-1 Class B1
            3.88%, 12/27/04                              5,950             5,963
     ~ Series 2004-1 Class B2
            3.98%, 12/27/04                              5,800             5,808
     ~ Series 2004-2 Class B1
            4.13%, 12/27/04                              7,900             7,971
     ~ Series 2004-2 Class M4
            3.38%, 12/27/04                             13,000            13,052
     ~ Series 2004-4 Class B1
            2.05%, 12/27/04                             10,000            10,000
       NOVASTAR NIM TRUST
       Series 2003-N1
            7.39%, 06/01/33                                289               289
       Series 2004-N1
            4.46%, 12/26/04                              3,995             3,988
     ~ Series 2004-N2
            4.46%, 12/25/04                              8,559             8,518
       OPTION ONE MORTGAGE LOAN TRUST
     ~ Series 2002-4 Class M1
            2.78%, 12/27/04                             13,938            13,993
     ~ Series 2003-1 Class M1
            3.08%, 02/25/33                             13,000            13,131
     ~ Series 2003-2 Class M1
            2.83%, 04/25/33                             15,000            15,110
     ~ Series 2003-3 Class N
            2.49%, 12/27/04                                547               547
     ~ Series 2004-1 Class M2
            3.28%, 12/27/04                              3,800             3,820
     ~ Series 2004-1 Class M3
            3.53%, 12/27/04                              5,000             5,033
     ~ Series 2004-2 Class M1
            2.71%, 12/27/04                              7,000             7,007
       OPTION ONE MORTGAGE SECURITIES CORP.
       NIM
       Series 2003-2B Class N1
            7.63%, 04/25/33                                 29                29
     ~ OVERTURE CDO (JERSEY) LTD.
       Series IA Class B1
            2.94%, 01/10/05                              1,650             1,662
     ~ PARK PLACE SECURITIES NIM TRUST
       Series 2004-WHQ2 Class A
            4.00%, 12/27/04                              7,350             7,339
       RESIDENTIAL ASSET SECURITIES CORP.
     ~ Series 2003-KS6 Class M2
            3.68%, 12/27/04                             15,300            15,472
     ~ Series 2004-KS2 Class M22
            3.18%, 12/27/04                              9,000             9,005
       RYDER VEHICLE LEASE TRUST
       Series 2001-A Class CTFS
            6.75%, 03/15/12                             10,000            10,450
       SAIL NET INTEREST MARGIN NOTES
       Series 2003-12A Class A
            7.35%, 11/27/33                              1,093             1,089
       Series 2004-AA Class A
            4.50%, 10/27/34                              9,960             9,926
     ~ SAKS CREDIT CARD MASTER TRUST
       Series 2001-2 Class B
            2.75%, 12/15/04                              2,800             2,822
     ~ SAXON ASSET SECURITIES TRUST
       Series 2004-1 Class M2
            3.31%, 03/25/35                             12,650            12,684
       SECURITIZED ASSET BACKED NIM TRUST
       Series 2004-DO2 Class NOTE
            5.50%, 09/25/34                              8,823             8,780
       Series 2004-NC2 Class N
            5.75%, 07/25/34                              7,761             7,760
       Series 2004-OP2 Class N
            5.50%, 08/25/34                              9,359             9,295
       SHARPS SP I L.L.C. NET INTEREST MARGIN
       TRUST
       Series 2004-FM1N Class N
            6.16%, 09/25/34                              2,317             2,316
       Series 2004-HE2N Class NA
            5.43%, 10/25/34                              7,073             7,044
       Series 2004-OP1N Class NA
            5.19%, 04/25/34                              4,438             4,428
     ~ STRUCTURED ASSET INVESTMENT LOAN TRUST
       Series 2003-BC1 Class A2
            2.52%, 12/27/04                             33,464            33,532
       STRUCTURED ASSET SECURITIES CORP.
     ~ Series 1998-8 Class B
            3.48%, 12/27/04                                753               754
     ~ Series 2004-S2 Class M2
            2.78%, 12/27/04                             14,600            14,608
     ~ TERRAPIN FUNDING, L.L.C.
       Series 2003-1A Class B1
            3.14%, 12/08/04                             20,000            20,074
       THORNBURG MORTGAGE SECURITIES TRUST
       Series 2004-1 Class II2A
            3.37%, 04/25/34                             25,007            24,328
       UCFC HOME EQUITY LOAN
       Series 1998-B Class A7
            6.53%, 10/15/29                              9,800            10,077

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS continued

       SECURITY
       SERIES                                      FACE AMOUNT          VALUE
            RATE, MATURITY DATE                    ($ x 1,000)       ($ x 1,000)
     ~ WELLS FARGO HOME EQUITY TRUST
       Series 2004-2 Class M8B
            5.00%, 12/01/04                              9,925             8,074
       WELLS FARGO MORTGAGE BACKED
       SECURITIES TRUST
       Series 2004-T Class A1
            3.46%, 09/25/34                             23,022            22,867
       WFS FINANCIAL OWNER TRUST
       Series 2002-2 Class A4
            4.50%, 02/20/10                              1,200             1,215
       Series 2004-1 Class A4
            2.81%, 08/22/11                              1,000               982
       Series 2004-1 Class C
            2.49%, 08/22/11                              5,758             5,681
       Series 2004-3 Class 3D
            4.07%, 02/17/12                              1,975             1,988
       Series 2004-3 Class C
            3.60%, 02/17/12                             12,800            12,774
       Series 2004-4 Class C
            3.21%, 05/17/12                             12,800            12,756
       WHOLE AUTO LOAN TRUST
       Series 2003-1 Class B
            2.24%, 03/15/10                             13,800            13,692
                                                                     -----------
                                                                       1,516,797
       MORTGAGE-BACKED SECURITIES  13.0% of net assets

       COLLATERALIZED MORTGAGE OBLIGATIONS  6.7%
       -------------------------------------------------------------------------
       BANK OF AMERICA MORTGAGE SECURITIES
       Series 2002-J Class A2
            4.88%, 09/25/32                              3,103             3,109
       Series 2003-C Class 2A1
            3.93%, 04/25/33                              5,996             5,983
       Series 2003-D Class 2A2
            3.60%, 03/25/08                              5,460             5,419
       Series 2004-A Class 2A2
            4.18%, 02/25/34                             26,232            25,840
       Series 2004-I Class 1A2
            4.19%, 09/25/34                             21,213            21,232
       COUNTRYWIDE HOME LOANS
       Series 2001-HYB2 Class 2A1
            6.35%, 11/30/31                                718               720
       Series 2002-1 Class 1A1
            5.36%, 12/19/31                              1,031             1,050
       Series 2002-HYB1 Class 1A1
            5.43%, 05/25/32                              1,192             1,209
       Series 2002-HYB2 Class 4A1
            5.00%, 08/20/32                                658               666
       Series 2003-HYB1 Class 1A1
            3.85%, 05/19/33                              7,933             7,906
       CS FIRST BOSTON MORTGAGE SECURITIES CORP.
     ~ Series 2000-HE1 Class M2
            3.17%, 12/15/04                              2,575             2,581
     ~ Series 2001-HE17 Class M1
            2.90%, 12/27/04                              7,400             7,439
       Series 2002-AR27 Class 1A1
            5.42%, 10/25/32                              2,315             2,377
       Series 2002-AR28 Class 1A2
            4.98%, 11/25/32                              2,857             2,917
       FANNIE MAE
       Series 2003-22 Class UK
            4.00%, 09/25/31                              8,910             8,778
     ~ Series 2003-37 Class FK
            2.98%, 05/25/33                              4,861             4,865
       FANNIE MAE (INTEREST ONLY)
       Series 2003-57 Class IB
            5.00%, 06/25/18                             31,742             4,486
       FIFTH THIRD MORTGAGE LOAN TRUST
     ~ Series 2002-FTB1 Class 3A1
            3.91%, 01/01/05                              3,013             3,048
     ~ Series 2002-FTB1 Series 2A1
            6.27%, 12/01/04                              4,158             4,165
       FREDDIE MAC
       Series 61 Class D
            9.30%, 11/15/20                                638               639
    =~ GLOBAL SIGNAL TRUST
       Series 2004-2A Class C
            4.70%, 12/07/04                              7,000             6,937
       INDYMAC INDEX MORTGAGE LOAN TRUST
       (INTEREST ONLY)
       Series 2004-AR1 Class AX1
            0.80%, 04/25/34                            372,320             4,252
       MASTER ADJUSTABLE RATE MORTGAGES TRUST
       Series 2002-4 Class 1A1
            5.27%, 11/25/32                              1,765             1,789
       Series 2002-4 Class 2A1
            5.48%, 11/25/32                              1,710             1,746
       Series 2002-4 Class 3A1
            5.27%, 11/25/32                              2,227             2,264
       Series 2003-1 Class 1A1
            4.15%, 12/25/32                                187               187
       MORGAN STANLEY MORTGAGE LOAN TRUST
       Series 2004-5AR Class 3A4
            4.66%, 07/25/34                             13,313            13,405
       Series 2004-8AR Class 4A1
            5.47%, 10/25/34                              9,728             9,881
     = Series 2004-9 Class 2A
            6.42%, 11/25/34                             17,805            18,453
       RESIDENTIAL ACCREDIT LOANS, INC.
       Series 1999-QS8 Class A1
            6.50%, 06/25/14                              3,221             3,251
       Series 2004-QA3 Class NB21
            4.55%, 08/25/34                             10,138            10,115
       RESIDENTIAL FUNDING SECURITIES CORP.
       Series 2001-RM1 Class A
            6.18%, 12/25/29                                176               176
       SEQUOIA MORTGAGE TRUST (INTEREST ONLY)
       Series 2003-8 Class X1
            0.80%, 01/20/34                            263,993             3,128
       STRUCTURED ADJUSTABLE RATE MORTGAGE LOAN
       Series 2004-14 Class 3A1
            4.67%, 10/25/34                             24,088            24,072
       WASHINGTON MUTUAL
       Series 2002-AR19 Class A7
            4.68%, 01/01/33                              5,528             5,581
       Series 2003-AR1 Class A6
            4.56%, 01/25/33                              2,874             2,895
       Series 2003-AR8 Class A
            4.03%, 08/25/33                              9,334             9,312
       Series 2003-AR9 Class 1A2A
            2.34%, 09/25/33                             11,623            11,606
       WASHINGTON MUTUAL MSC MORTGAGE
       PASS-THROUGH TRUST
       Series 2001-AR1 Class A
            6.03%, 12/12/31                                668               679

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS continued

       SECURITY
       SERIES                                      FACE AMOUNT          VALUE
            RATE, MATURITY DATE                    ($ x 1,000)       ($ x 1,000)
       WELLS FARGO MORTGAGE BACKED SECURITIES TRUST
       Series 2003-N Class 2A2
            4.76%, 12/25/33                             14,659            14,441
       Series 2003-O Class 2A1
            4.64%, 01/25/34                             28,718            28,196
       Series 2004-K Class 2A5
            4.75%, 07/25/34                             20,303            20,418
                                                                     -----------
                                                                         307,213
       U.S. GOVERNMENT AGENCY MORTGAGES  6.3%
       -------------------------------------------------------------------------
       FANNIE MAE
       Pool# 0190186
            7.00%, 11/01/08                              1,662             1,733
       Pool# 0190524
            7.00%, 01/01/09                                836               871
       Pool# 0190669
            7.00%, 03/01/09                                852               897
       Pool# 0303403
            7.00%, 07/01/10                                863               908
       Pool# 0323453
            7.00%, 11/01/13                                888               943
       Pool# 050905
            6.50%, 10/01/08                              2,000             2,101
       Pool# 0535200
            7.00%, 03/01/15                                875               929
       Pool# 0535213
            7.00%, 03/01/15                              2,212             2,347
       Pool# 0545087
            7.00%, 07/01/16                                866               919
       Pool# 0545707
            7.00%, 06/01/17                              1,796             1,906
       Pool# 0555299
            7.00%, 11/01/17                              1,835             1,948
       Pool# 0628452
            7.00%, 02/01/17                                981             1,041
       Pool# 0665760
            7.00%, 08/01/14                                727               771
       Pool# 0704218
            7.00%, 07/01/08                              1,173             1,233
       Pool# 0725746
            7.00%, 07/01/19                             10,689            11,350
       Pool# 0774156
            7.00%, 10/01/14                              5,786             6,141
       Pool# 0787776
            7.00%, 08/01/14                                802               851
       Pool# 124221
            7.00%, 02/01/07                                312               326
       Pool# 124732
            7.00%, 03/01/08                                589               614
       Pool# 124817
            6.50%, 04/01/08                              1,000             1,051
       Pool# 13260
            7.00%, 10/01/19                             12,549            13,312
       Pool# 161648
            7.00%, 11/01/07                                993             1,036
       Pool# 180412
            7.00%, 10/01/07                                221               230
       Pool# 188414
            7.00%, 11/01/07                                  3                 3
       Pool# 190147
            7.00%, 11/01/08                                667               696
       Pool# 190527
            7.00%, 01/01/09                                591               616
       Pool# 190708
            7.00%, 03/01/09                                  6                 6
       Pool# 190750
            7.00%, 03/01/09                                252               265
       Pool# 190770
            7.00%, 04/01/09                              1,663             1,734
       Pool# 250009
            6.50%, 04/01/09                              1,000             1,058
       Pool# 250499
            7.00%, 03/01/11                                152               162
       Pool# 251196
            7.00%, 09/01/12                                 23                24
       Pool# 252708
            7.00%, 09/01/14                                 28                30
       Pool# 252977
            7.00%, 01/01/15                                 86                92
       Pool# 253541
            7.00%, 12/01/15                                 36                38
       Pool# 254272
            7.00%, 03/01/17                                643               683
       Pool# 254291
            7.00%, 04/01/17                              2,528             2,682
       Pool# 255377
            7.00%, 08/01/34                              3,383             3,591
       Pool# 255416
            7.00%, 08/01/34                              3,007             3,192
       Pool# 255467
            7.00%, 09/01/34                              1,651             1,753
       Pool# 303357
            7.00%, 06/01/10                                358               377
       Pool# 303784
            7.00%, 03/01/11                                 13                14
       Pool# 313302
            7.00%, 02/01/12                                 57                60
       Pool# 313469
            7.00%, 09/01/10                                  2                 2
       Pool# 313522
            7.00%, 05/01/12                                 43                46
       Pool# 323906
            7.00%, 03/01/13                                370               389
       Pool# 323970
            7.00%, 10/01/14                                241               256
       Pool# 325795
            7.00%, 10/01/10                                  3                 3
       Pool# 326449
            7.00%, 10/01/10                                  4                 4
       Pool# 398776
            7.00%, 05/01/11                                220               233
       Pool# 401049
            7.00%, 08/01/07                                 29                29
       Pool# 500521
            7.00%, 06/01/09                                200               212
       Pool# 50659
            7.00%, 11/01/07                              1,093             1,140
       Pool# 50667
            7.00%, 12/01/07                                930               970
       Pool# 50682
            7.00%, 01/01/08                              1,070             1,116
       Pool# 50731
            7.00%, 05/01/08                                261               275

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS continued

       SECURITY
       SERIES                                      FACE AMOUNT          VALUE
            RATE, MATURITY DATE                    ($ x 1,000)       ($ x 1,000)
       Pool# 526933
            7.00%, 01/01/15                                104               111
       Pool# 529057
            7.00%, 03/01/15                                 74                79
       Pool# 535235
            7.00%, 12/01/11                              1,571             1,663
       Pool# 535314
            6.24%, 08/01/39                              1,565             1,620
       Pool# 535395
            7.00%, 03/01/08                                304               317
       Pool# 535461
            7.00%, 07/01/15                                428               454
       Pool# 535468
            7.00%, 12/01/09                                629               661
       Pool# 535492
            6.50%, 11/01/09                              5,000             5,253
       Pool# 535626
            6.50%, 12/01/11                              1,000             1,063
       Pool# 535631
            7.00%, 12/01/15                              3,096             3,286
       Pool# 535662
            7.00%, 01/01/16                                365               387
       Pool# 535675
            7.00%, 01/01/16                                400               425
       Pool# 535740
            7.00%, 12/01/15                                518               550
       Pool# 535801
            7.00%, 03/01/16                                116               123
       Pool# 535952
            7.00%, 04/01/16                                905               961
       Pool# 536005
            7.00%, 12/01/14                                716               760
       Pool# 536367
            7.00%, 05/01/15                                 34                36
       Pool# 541800
            7.00%, 06/01/15                                110               117
       Pool# 542497
            7.00%, 07/01/15                                 12                13
       Pool# 544849
            3.86%, 05/01/19                              6,197             6,246
       Pool# 544869
            4.08%, 08/01/35                             10,042            10,173
       Pool# 545034
            7.00%, 12/01/15                                214               227
       Pool# 545202
            7.00%, 07/01/16                                166               176
       Pool# 545369
            7.00%, 09/01/16                                504               535
       Pool# 545478
            7.00%, 03/01/12                                  6                 6
       Pool# 548205
            7.00%, 01/01/16                                167               177
       Pool# 554700
            7.00%, 11/01/15                                249               265
       Pool# 555418
            6.50%, 01/01/18                              5,000             5,303
       Pool# 555532
            7.00%, 12/01/17                              3,673             3,898
       Pool# 555534
            6.50%, 04/01/18                              1,000             1,061
       Pool# 556594
            7.00%, 10/01/15                                  2                 2
       Pool# 562314
            7.00%, 01/01/16                                 46                49
       Pool# 563434
            6.05%, 07/01/31                                745               776
       Pool# 564177
            7.00%, 12/01/15                                  2                 2
       Pool# 567601
            7.00%, 02/01/16                                109               116
       Pool# 586276
            5.80%, 06/01/31                                469               488
       Pool# 598596
            6.10%, 07/01/31                                762               787
       Pool# 606440
            6.50%, 09/01/16                                117               124
       Pool# 606857
            5.53%, 10/01/31                              3,121             3,199
       Pool# 607308
            6.05%, 08/01/31                              1,250             1,291
       Pool# 610546
            5.80%, 11/01/31                                959               994
       Pool# 613101
            5.56%, 11/01/31                              1,276             1,318
       Pool# 621636
            5.15%, 01/31/31                              1,877             1,935
       Pool# 624169
            7.00%, 02/01/17                                 28                29
       Pool# 627652
            7.00%, 02/01/17                                215               229
       Pool# 629117
            7.00%, 04/01/17                                316               336
       Pool# 629155
            7.00%, 04/01/08                              1,459             1,521
       Pool# 646173
            7.00%, 06/01/17                              1,511             1,604
       Pool# 650503
            6.50%, 06/01/17                              1,900             2,015
       Pool# 660726
            7.00%, 08/01/16                                104               111
       Pool# 662856
            7.00%, 11/01/17                                442               469
       Pool# 677841
            6.50%, 01/01/18                              2,000             2,121
       Pool# 684776
            6.50%, 05/01/18                              2,000             2,121
       Pool# 721770
            7.00%, 08/01/09                                443               469
       Pool# 723297
            7.00%, 01/01/17                                471               500
       Pool# 723717
            7.00%, 12/01/07                              4,583             4,778
       Pool# 725337
            7.00%, 01/01/19                             15,625            16,541
       Pool# 725675
            6.50%, 12/01/18                              1,000             1,062
       Pool# 725676
            7.00%, 12/01/17                              2,783             2,947
       Pool# 725718
            7.00%, 07/01/19                              1,728             1,834
       Pool# 725828
            4.04%, 05/01/34                             21,700            22,044
       Pool# 725954
            7.00%, 05/01/11                                877               922
       Pool# 735071
            6.50%, 11/01/19                              9,000             9,544
       Pool# 735072
            6.50%, 11/01/19                             15,901            16,862

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS continued

       SECURITY
       SERIES                                      FACE AMOUNT          VALUE
            RATE, MATURITY DATE                    ($ x 1,000)       ($ x 1,000)
       Pool# 744150
            7.00%, 08/01/11                              1,802             1,907
       Pool# 759660
            7.00%, 01/01/16                                 17                18
       Pool# 759777
            6.50%, 08/01/17                              1,000             1,061
       Pool# 765381
            7.00%, 07/01/08                                598               629
       Pool# 768901
            7.00%, 05/01/13                                 50                51
       Pool# 769012
            7.00%, 09/01/16                              1,979             2,101
       Pool# 769196
            7.00%, 01/01/19                                529               562
       Pool# 774154
            6.50%, 12/01/14                              5,000             5,310
       Pool# 776360
            7.00%, 03/01/16                                658               692
       Pool# 777934
            7.00%, 09/01/17                              1,864             1,960
       Pool# 780859
            7.00%, 04/01/16                                996             1,057
       Pool# 785082
            7.00%, 06/01/09                                440               462
       Pool# 786125
            7.00%, 07/01/34                             12,452            13,218
       Pool# 787528
            6.50%, 09/01/19                              3,900             4,138
       Pool# 789624
            7.00%, 08/01/34                              5,899             6,262
       Pool# 791118
            7.00%, 07/01/34                              1,897             2,014
       Pool# 791917
            7.00%, 08/01/34                              2,720             2,887
       Pool# 792006
            7.00%, 09/01/34                              1,687             1,790
       Pool# 792799
            6.50%, 09/01/17                              1,000             1,063
       Pool# 793676
            7.00%, 09/01/34                              1,717             1,823
       Pool# 795754
            6.50%, 07/01/14                              1,000             1,063
       Pool# 795755
            7.00%, 01/01/15                                980             1,040
       Pool# 351943
            7.00%, 10/01/11                                  8                 9
     = TBA
            7.00%, 12/01/19                              9,000             9,546
       FREDDIE MAC
       Pool# 786823
            6.10%, 07/01/29                              2,526             2,641
       Pool# 788677
            5.45%, 10/01/31                              1,477             1,518
       Pool# 846902
            6.53%, 04/01/31                              1,254             1,281
       Pool# G11226
            5.50%, 08/01/11                              1,098             1,137
       Pool# M80685
            6.00%, 05/01/08                                285               291
                                                                     -----------
                                                                         287,826
       MUNICIPAL BONDS  0.2% of net assets

       FIXED-RATE OBLIGATIONS  0.2%
       -------------------------------------------------------------------------
       CALIFORNIA DEPARTMENT OF WATER RESOURCES
       Power Supply Revenue Bonds, Series E
            3.98%, 05/01/05                              9,500             9,542

       U.S. GOVERNMENT SECURITIES  0.0% of net assets

       TREASURY BILLS  0.0%
       -------------------------------------------------------------------------
       U.S. TREASURY BILLS
     @      1.61%, 12/09/04                                 75                75
     @      1.88%, 01/27/05                                300               299
     @      2.10%, 02/17/05                              1,000               995
                                                                     -----------
                                                                           1,369
       COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS  1.0%
       of net assets

       COMCAST CABLE COMMUNICATIONS, 144A
            2.34%, 12/02/04                             19,000            18,999
       COX COMMUNICATIONS, INC., SECTION 4(2)
            2.25%, 12/01/04                             26,000            26,000
                                                                     -----------
                                                                          44,999


                                                                         VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       PREFERRED STOCK  5.6% of net assets

 ~/(3) ABN AMRO North America Capital Funding, 144A
       555,000                                                            54,190
     / ABN AMRO XIX  Custodial Receipts, Series MM19
       130,000                                                            13,267
       Chase Capital  VIII
       150,000                                                             3,939
 ~/(7) Fannie Mae, Series J
       987,000                                                            48,575
    ~/ Fannie Mae, Series K
       641,300                                                            32,125
       RC Trust I
       240,000                                                            12,640
     ~ SG Preferred Capital II
       200,000                                                            20,402
    ~/ Shell Frontier Oil & Gas, Series A
       120,000                                                            12,000
    ~/ Shell Frontier Oil & Gas, Series B
       120,000                                                            12,000
    ~/ Shell Frontier Oil & Gas, Series C
       120,000                                                            12,000
    ~/ Shell Frontier Oil & Gas, Series D
       58,000                                                              5,800
    ~/ Zurich Regcaps Funding Trust III, 144A
       215,000                                                            21,030
    ~/ Zurich Regcaps Funding Trust V 144A
       50,000                                                              4,685
                                                                     -----------
                                                                         252,653

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       OTHER INVESTMENT COMPANIES  0.0% of net assets

       Provident Institutional Funds - Fed Funds
         Portfolio    717,481                                                717

END OF INVESTMENTS.

At 11/30/04, the tax basis cost of the fund's investments was $4,595,153, and the unrealized gains and losses were $19,431 and ($13,563), respectively.

The fund's portfolio holdings include certain restricted but deemed liquid 144A and Section 4(2) securities worth $497,148 or 10.9% of the fund's total net assets.

In addition to the above, the fund held the following at 11/30/04. All numbers x 1,000

FUTURES CONTRACTS

                                       NUMBER OF      CONTRACT      UNREALIZED
                                       CONTRACTS        VALUE     GAINS/(LOSSES)
2 Year, Short
U.S Treasury Note,
expires 03/31/05                             650       136,134              (71)
5 Year Short
U.S Treasury Note,
expires 03/21/05                           1,275       138,756               436
                                                                  --------------
                                                                             365

SCHWAB INVESTMENTS

SCHWAB SHORT-TERM BOND MARKET FUND(TM)

PORTFOLIO HOLDINGS As of November 30, 2004, unaudited

The following are the portfolio holdings at 11/30/04. For more information please refer to the fund's semi-annual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten holding

 =  Delayed-delivery security

 ~  Variable-rate security

 /  Callable security

 @ All or a portion of this security is held as collateral for futures contracts and delayed-delivery security

 *  All or portion of the security is on loan

For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity shown is the later of the next interest rate change date or demand date.

                                                       COST              VALUE
HOLDINGS BY CATEGORY                                 ($X1,000)         ($X1,000)
--------------------------------------------------------------------------------
  51.2%  U.S. GOVERNMENT SECURITIES                    381,350          379,167
  22.4%  CORPORATE BONDS                               165,810          166,382
  15.9%  MORTGAGE-BACKED SECURITIES                    118,920          118,104
   7.0%  ASSET-BACKED OBLIGATIONS                       51,803           51,863
   2.3%  COMMERCIAL PAPER & OTHER
         CORPORATE OBLIGATIONS                          17,000           17,000
   1.0%  PREFERRED STOCK                                 7,339            7,391
   0.1%  OTHER INVESTMENT COMPANIES                        537              537
--------------------------------------------------------------------------------
  99.9%  TOTAL INVESTMENTS                             742,759          740,444
  20.8%  COLLATERAL INVESTED FOR
         SECURITIES ON LOAN                            154,330          154,330
(20.7)%  OTHER ASSETS AND LIABILITIES                                  (152,916)
--------------------------------------------------------------------------------
 100.0%  NET ASSETS                                                     740,858

      SECURITY
      SERIES                                       FACE AMOUNT          VALUE
        RATE, MATURITY DATE                        ($ x 1,000)       ($ x 1,000)
      U.S. GOVERNMENT SECURITIES  51.2% of net assets

      U.S. GOVERNMENT AGENCY SECURITIES  20.6%
      --------------------------------------------------------------------------
      FANNIE MAE
 *(7)     4.38%, 10/15/06                               20,000            20,437
          2.63%, 11/15/06                               12,000            11,872
          5.00%, 01/15/07                                5,000             5,179
  (3)     3.13%, 12/15/07                               30,000            29,682
    *     6.63%, 09/15/09                               11,500            12,815
      FEDERAL HOME LOAN BANK
  (6)     5.13%, 03/06/06                               20,000            20,534
 @(1)     3.38%, 09/14/07                               35,000            34,956
      FREDDIE MAC
    @     5.25%, 01/15/06                                3,000             3,075
    @     2.75%, 08/15/06                                4,000             3,977
    *     3.50%, 09/15/07                               10,000            10,033
                                                                     -----------
                                                                         152,560
      U.S. TREASURY OBLIGATIONS  30.6%
      --------------------------------------------------------------------------
    @ U.S. TREASURY BILLS
          1.60%, 12/09/04                                  275               275
      U.S. TREASURY NOTES
    *     1.63%, 02/28/06                               10,000             9,863
          6.88%, 05/15/06                                3,500             3,701
    *     2.50%, 05/31/06                               10,450            10,398
    *     7.00%, 07/15/06                               10,000            10,647
          2.75%, 07/31/06                                2,000             1,995
  (2)     2.38%, 08/15/06                               32,800            32,509
    *     2.38%, 08/31/06                                2,000             1,981
          6.50%, 10/15/06                                9,000             9,576
    *     2.63%, 11/15/06                                8,800             8,740
 *(5)     2.25%, 02/15/07                               25,000            24,574
    *     6.25%, 02/15/07                                5,000             5,339
 *(9)     3.13%, 05/15/07                               15,000            14,998
          4.38%, 05/15/07                                5,500             5,661
    *     3.25%, 08/15/07                               11,000            11,017
          3.00%, 11/15/07                                5,000             4,964
 *(4)     2.63%, 05/15/08                               27,000            26,350
    *     5.63%, 05/15/08                                1,000             1,073
    *     3.25%, 08/15/08                               11,000            10,930
    *     3.13%, 09/15/08                                3,000             2,965
    *     3.38%, 11/15/08                                3,000             2,987
    *     3.38%, 12/15/08                                5,000             4,974
    *     3.88%, 05/15/09                                2,000             2,022
    *     4.00%, 06/15/09                                8,500             8,630
    *     3.63%, 07/15/09                                7,700             7,692
    *     3.38%, 10/15/09                                2,785             2,746
                                                                     -----------
                                                                         226,607

      CORPORATE BONDS  22.4% of net assets

      FINANCE  9.0%
      --------------------------------------------------------------------------
      BANKING  4.7%
    ~ CITIGROUP
          2.00%, 12/09/04                                5,000             5,019
   ~/ DEUTSCHE BANK CAPITAL TRUST, 144A
      Class B
          3.97%, 12/30/04                                8,000             8,219
    ~ DORAL FINANCIAL CORP.
          2.91%, 01/20/05                                2,000             2,003
    ~ J P MORGAN CHASE & CO.
          2.16%, 01/03/05                                5,000             5,006
    @ POPULAR NORTH AMERICA, INC.
          3.88%, 10/01/08                                4,000             3,978
   ~/ RBS CAPITAL TRUST IV
          2.78%, 12/30/04                                2,000             2,014
   ~/ SOVEREIGN BANK
          4.38%, 08/01/13                                3,800             3,783

SCHWAB SHORT-TERM BOND MARKET FUND

PORTFOLIO HOLDINGS continued

      SECURITY
      SERIES                                       FACE AMOUNT          VALUE
        RATE, MATURITY DATE                        ($ x 1,000)       ($ x 1,000)
   /@ SVENSKA HANDELSBANKEN, 144A
          7.13%, 03/07/49                                5,000             5,362
                                                                     -----------
                                                                          35,384
      BROKERAGE  1.8%
    ~ CREDIT SUISSE FINANCIAL PRODUCTS
          2.57%, 12/06/04                                3,000             3,015
    ~ GOLDMAN SACHS GROUP, INC.
          2.43%, 01/23/05                                5,000             5,013
    @ MORGAN STANLEY
          3.88%, 01/15/09                                5,000             4,959
                                                                     -----------
                                                                          12,987
      FINANCE COMPANIES  2.2%
    @ CAPITAL ONE FINANCIAL
          7.13%, 08/01/08                                4,470             4,888
    ~ GENERAL ELECTRIC CAPITAL CORP.
          2.25%, 01/15/04                                5,000             5,007
   ~@ HOUSEHOLD FINANCE CORP.
          4.75%, 05/15/09                                3,000             3,067
      INTERNATIONAL LEASE FINANCE CORP.
          2.41%, 01/18/05                                3,000             2,994
                                                                     -----------
                                                                          15,956
      INSURANCE  0.3%
    / NATIONWIDE CSN TRUST, 144A
          9.88%, 02/15/25                                2,000             2,116

      INDUSTRIAL  9.8%
      --------------------------------------------------------------------------
      CAPITAL GOODS  1.0%
      BAE ASSET SYSTEMS 2001 ASSET TRUST, 144A
      Series 2001 Class G
          6.66%, 09/15/13                                7,324             8,036
      COMMUNICATIONS  2.2%
      AMERICA MOVIL SA DE CV, 144A
          2.74%, 01/27/05                                3,000             2,977
    / DIRECTV HOLDINGS/FINANCE
          8.38%, 03/15/13                                3,000             3,383
   ~/ ROGERS WIRELESS, INC. 144A
          5.47%, 12/15/04                                1,000             1,040
    @ SBC COMMUNICATIONS
          4.13%, 09/15/09                                1,000               992
      SPRINT CAPITAL CORP.
          6.38%, 05/01/09                                3,000             3,248
    / TCI COMMUNICATIONS FINANCING III
          9.65%, 03/31/27                                2,000             2,332
    @ TELEFONOS DE MEXICO SA, 144A
          4.50%, 11/19/08                                2,000             2,014
                                                                     -----------
                                                                          15,986
      CONSUMER CYCLICAL  4.2%
    @ AUTONATION, INC.
          9.00%, 08/01/08                                2,000             2,290
      D. R. HORTON, INC.
          5.00%, 01/15/09                                2,000             2,030
    * DAIMLER-CHRYSLER, N.A. HOLDINGS
          7.20%, 09/01/09                                5,000             5,542
    / DANA CORP.
          10.13%, 03/15/10                               2,000             2,270
    @ FORD MOTOR CREDIT CO.
          5.80%, 01/12/09                                3,000             3,060
    ~ GENERAL MOTORS ACCEPTANCE CORP.
          3.08%, 12/23/04                                2,000             1,977
    @ INTERNATIONAL SPEEDWAY CORP., 144A
          4.20%, 05/15/09                                3,000             2,977
      MANDALAY RESORT GROUP, 144A
          6.50%, 07/31/09                                3,000             3,154
   /@ RYLAND GROUP, INC.
          9.13%, 06/15/11                                2,000             2,247
    / STANDARD PACIFIC CORP.
          9.50%, 09/15/10                                1,000             1,087
      TIME WARNER ENTERTAINMENT CO.
          7.25%, 09/01/08                                2,000             2,218
      TOLL CORP.
    /     8.00%, 05/01/09                                2,000             2,085
    /     8.25%, 02/01/11                                  650               709
                                                                     -----------
                                                                          31,646
      CONSUMER NON-CYCLICAL  1.1%
    / ANHEUSER BUSCH COS, INC.
          5.75%, 01/15/11                                1,500             1,534
    @ FRESENIUS MEDICAL CAPITAL TRUST II
          7.88%, 02/01/08                                  800               870
    @ MANOR CARE, INC.
          8.00%, 03/01/08                                2,483             2,743
    @ MILLER BREWING CO., 144A
          4.25%, 08/15/08                                2,000             2,013
    ~ STATER BROTHERS HOLDINGS
          5.38%, 12/15/04                                1,000             1,027
                                                                     -----------
                                                                           8,187
      ENERGY  0.6%
  ~/@ HUSKY OIL LTD.
          8.90%, 08/15/08                                4,009             4,588
      TECHNOLOGY  0.1%
   ~/ FREESCALE SEMICONDUCTOR, 144A
          4.82%, 01/15/05                                  500               520
      TRANSPORTATION  0.6%
    ~ HERTZ CORP.
          3.40%, 02/07/05                                2,000             2,012
      UNION PACIFIC CORP.
          7.25%, 11/01/08                                2,240             2,475
                                                                     -----------
                                                                           4,487
      SOVEREIGN  0.7%
      --------------------------------------------------------------------------
   ~/ INDUSTRIAL BANK OF KOREA, 144A
          4.00%, 05/19/09                                  500               490
    @ REPUBLIC OF SOUTH AFRICA
          9.13%, 05/19/09                                4,000             4,740
                                                                     -----------
                                                                           5,230
      UTILITIES  2.9%
      --------------------------------------------------------------------------
    @ APPALACHIAN POWER CO.
          3.60%, 05/15/08                                4,000             3,942
    @ ATMOS ENERGY CORP.
          4.00%, 10/15/09                                2,000             1,967
    @ CENTERPOINT ENERGY RESOURCES, INC.
          6.50%, 02/01/08                                3,000             3,219
    / COLUMBIA GAS SYSTEMS INC.
          7.32%, 11/28/10                                3,131             3,237
      ENTERGY GULF STATES
          4.88%, 11/01/11                                2,000             1,974

SCHWAB SHORT-TERM BOND MARKET FUND

PORTFOLIO HOLDINGS continued

      SECURITY
      SERIES                                       FACE AMOUNT          VALUE
        RATE, MATURITY DATE                        ($ x 1,000)       ($ x 1,000)
    @ OHIO EDISON CO.
          4.00%, 05/01/08                                2,000             1,990
      PACIFIC GAS AND ELECTRIC CO.
          3.60%, 03/01/09                                3,000             2,936
    @ PUBLIC SERVICES ELECTRIC & GAS
      Series C
          4.00%, 11/01/08                                2,000             1,994
                                                                     -----------
                                                                          21,259
      MORTGAGE-BACKED SECURITIES  15.9% of net assets

      COLLATERALIZED MORTGAGE OBLIGATIONS  7.4%
      --------------------------------------------------------------------------
      COUNTRYWIDE HOME LOANS
      Series 2004-HYB5 Class 3A1
          4.78%, 04/20/35                                9,432             9,544
      FREDDIE MAC
      Series 2574 Class JM
          5.00%, 03/31/33                                6,062             6,132
      FREDDIE MAC STRUCTURED PASS THROUGH
      SECURITIES
      Series H006 Class A2
          2.84%, 02/15/10                                9,874             9,781
 (10) Series H010 Class A3
          2.72%, 04/15/10                               15,000            14,605
      MORGAN STANLEY MORTGAGE LOAN TRUST
      Series 2004-8AR Class 4A1
          5.47%, 10/25/34                                9,728             9,880
    = Series 2004-9 Class 2A
          6.42%, 11/25/34                                5,000             5,182
                                                                     -----------
                                                                          55,124
      U.S. GOVERNMENT AGENCY MORTGAGES  8.5%
      --------------------------------------------------------------------------
      FANNIE MAE
      Pool# 777934
          7.00%, 10/01/08                                1,643             1,729
      Pool# 723718
          7.00%, 03/01/09                                1,634             1,718
      Pool# 785082
          7.00%, 06/01/09                                  869               914
      Pool# 744150
          7.00%, 08/01/11                                  862               913
      Pool# 788295
          7.00%, 03/01/13                                  857               910
      Pool# 776388
          5.50%, 07/01/19                                5,713             5,900
  (8) Pool# 2980
          5.50%, 07/01/19                               16,673            17,213
      Pool# 725718
          7.00%, 07/01/19                                2,592             2,751
      Pool# 790925
          5.50%, 09/01/19                                6,604             6,820
      Pool# 801152
          5.00%, 10/01/19                               12,000            12,176
      Pool# 255546
          4.50%, 11/01/19                               12,000            11,936
                                                                     -----------
                                                                          62,980

      ASSET-BACKED OBLIGATIONS  7.0% of net assets

      ALTER MONETA RECEIVABLES, L.L.C.
      Series 2003-1
          2.56%, 03/15/11                                1,304             1,290
      AMERIQUEST FINANCE NIM TRUST
      Series 2004-RN4 Class A
          4.60%, 07/25/34                                1,072             1,069
      AMERIQUEST MORTGAGE SECURITIES, INC.
    ~ Series 2004-R8 Class M7
          4.11%, 12/27/04                                1,000             1,007
    ~ Series 2004-R8 Class M9
          4.93%, 12/27/04                                1,200             1,099
    ~ ARIA CDO I (JERSEY) LTD.
      Series IA-3 Class B1U5
          2.97%, 04/07/05                                2,000             2,009
    ~ FREMONT HOME LOAN TRUST
      Series 2003-B Class M2
          3.80%, 12/27/04                                5,000             5,109
   ~@ HOUSEHOLD MORTGAGE LOAN TRUST
      Series 2003-HC2 Class M
          2.74%, 12/20/04                                1,862             1,864
    ~ LONG BEACH MORTGAGE LOAN TRUST
      Series 2003-4 Class M3
          4.33%, 12/27/04                                4,200             4,292
    ~ MAIN STREET WAREHOUSE FUNDING TRUST
      Series 2004-MSD Class Note
          4.48%, 12/27/04                                5,425             5,433
      MORGAN STANLEY ABS CAPITAL I
      Series 2003-NC8N
          7.60%, 09/25/33                                  234               234
      Series 2004-NC3N Class Note
          6.00%, 03/25/34                                  874               873
      NOVASTAR HOME EQUITY LOAN
    ~ Series 2004-2 Class B1
          4.13%, 12/27/04                                2,000             2,018
    ~ Series 2004-2 Class M4
          3.38%, 12/27/04                                3,000             3,012
      NOVASTAR NIM TRUST
      Series 2004-N1
          4.46%, 02/25/34                                1,180             1,178
      Series 2004-N2
          4.46%, 07/25/34                                1,218             1,212
    ~ OPTION ONE MORTGAGE LOAN TRUST
      Series 2003-3 Class N
          2.49%, 12/27/04                                  547               547
      RESIDENTIAL ASSET MORTGAGE PRODUCTS, INC.
      Series 2003-RZ3 Class A3
          2.14%, 02/25/30                               10,000             9,929
      SECURITIZED ASSET BACKED NIM TRUST
      Series 2004-DO2 Class NOTE
          5.50%, 09/25/34                                2,823             2,810
      Series 2004-OP2 Class N
          5.50%, 08/25/34                                1,872             1,859
    ~ TERRAPIN FUNDING, L.L.C.
      Series 2003-1A Class B1
          3.36%, 12/08/04                                5,000             5,019
                                                                     -----------
                                                                          51,863

      COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS  2.3% of net assets

      COMCAST CABLE COMMUNICATIONS, 144A
          2.30%, 12/01/04                                5,000             5,000

SCHWAB SHORT-TERM BOND MARKET FUND

PORTFOLIO HOLDINGS continued

      SECURITY
      SERIES                                       FACE AMOUNT          VALUE
        RATE, MATURITY DATE                        ($ x 1,000)       ($ x 1,000)
      COX COMMUNICATIONS, INC., SECTION 4(2)
          2.25%, 12/01/04                               12,000            12,000
                                                                     -----------
                                                                          17,000

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      PREFERRED STOCK  1.0% of net assets
   ~/ Shell Frontier Oil & Gas, Series D
      25,000                                                               2,500
   ~/ Zurich Regcaps Funding Trust III, 144A
      50,000                                                               4,891
                                                                     -----------
                                                                           7,391

      OTHER INVESTMENT COMPANIES  0.1% of net assets
      Provident Institutional Funds - Fed Funds
      Portfolio    537,344                                                   537

END OF INVESTMENTS.

      COLLATERAL INVESTED FOR SECURITIES ON LOAN  20.8% of net assets

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      OTHER INVESTMENT COMPANIES  0.1%
      --------------------------------------------------------------------------
      INSTITUTIONAL MONEY MARKET TRUST
          1,113,349                                                        1,113

      SECURITY
      SERIES                                       FACE AMOUNT          VALUE
        RATE, MATURITY DATE                        ($ x 1,000)       ($ x 1,000)
      SHORT-TERM INVESTMENTS  20.7%
      --------------------------------------------------------------------------
      PARK GRANADA
          2.07%, 12/01/04                               23,019            23,019
      DEUTSCHE BANKB TIME DEPOSIT
          1.98%, 12/01/04                                7,422             7,422
      WESTLB TIME DEPOSIT
          2.07%, 12/01/04                              122,776           122,776
                                                                     -----------
                                                                         153,217

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At 11/30/04, the tax basis cost of the fund's investments was $743,030, and the unrealized gains and losses were $2,473 and ($5,059), respectively.

The fund's portfolio holdings include certain restricted but deemed liquid 144A and Section 4(2) securities worth $60,809 or 7.0%. Also, includes securities on loan worth $150,415 or 20.3% of the fund's total net assets.

SCHWAB SHORT-TERM BOND MARKET FUND

PORTFOLIO HOLDINGS  continued

In addition to the above, the fund held the following at 11/30/04. All numbers x 1,000

FUTURES CONTRACTS

                                           Number of   Contract     Unrealized
                                           Contracts     Value    Gains/(Losses)
2 Year, Short U.S. Treasury Note,
expires 03/31/05                                 270     56,548               17

SCHWAB INVESTMENTS

SCHWAB TOTAL BOND MARKET FUND(TM)

PORTFOLIO HOLDINGS As of November 30, 2004, unaudited

The following are the portfolio holdings at 11/30/04. For more information please refer to the fund's semiannual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten holding

 =  Delayed-delivery security

 ~  Variable-rate security

 /  Callable security

 @ All or a portion of this security is held as collateral for futures contracts and delayed-delivery security

 * All or portion of the security is on loan

For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity shown is the later of the next interest rate change date or demand date.


                                                             COST        VALUE
HOLDINGS BY CATEGORY                                      ($X1,000)    ($X1,000)
-------------------------------------------------------------------------------
  42.3%  MORTGAGE-BACKED
         SECURITIES                                         453,138     454,614
  28.4%  U.S. GOVERNMENT
         SECURITIES                                         303,445     305,214
  24.7%  ASSET-BACKED OBLIGATIONS                           265,417     265,678
  20.2%  CORPORATE BONDS                                    215,780     217,238
   7.7%  COMMERCIAL PAPER & OTHER
         CORPORATE OBLIGATIONS                               82,796      82,796
   1.7%  PREFERRED STOCK                                     17,211      17,695
   0.1%  OTHER INVESTMENT
         COMPANIES                                              711         711
-------------------------------------------------------------------------------
 125.1%  TOTAL INVESTMENTS                                1,338,498   1,343,946
  12.0%  COLLATERAL INVESTED FOR
         SECURITIES ON LOAN                                 128,600     128,600
(37.1)%  OTHER ASSETS AND
         LIABILITIES                                                   (398,416)
--------------------------------------------------------------------------------
 100.0%  NET ASSETS                                                   1,074,130

      SECURITY
      SERIES                                           FACE AMOUNT      VALUE
         RATE, MATURITY DATE                           ($ x 1,000)   ($ x 1,000)
      MORTGAGE-BACKED SECURITIES  42.3% of net assets

      COLLATERALIZED MORTGAGE OBLIGATIONS  2.8%
      --------------------------------------------------------------------------
    @ FREDDIE MAC
      Series 2574 Class JM
            5.00%, 03/31/33                                  6,062         6,132
  (8) FREDDIE MAC STRUCTURED PASS THROUGH
      SECURITIES
      Series H010 Class A3
            2.72%, 04/15/10                                 25,000        24,342
                                                                     -----------
                                                                          30,474
      U.S. GOVERNMENT AGENCY MORTGAGES  39.5%
     ---------------------------------------------------------------------------
      FANNIE MAE
      Pool# 313346
            7.00%, 04/16/06                                    197           202
      Pool# 177450
            7.00%, 06/21/07                                     12            12
      Pool# 187589
            7.00%, 07/21/07                                     22            23
      Pool# 199468
            7.00%, 08/26/07                                    143           149
      Pool# 234418
            7.00%, 05/30/08                                    157           165
      Pool# 243050
            7.00%, 06/21/08                                    146           153
    @ Pool# 535662
            7.00%, 09/24/08                                  2,676         2,840
      Pool# 536805
            7.00%, 11/14/08                                      3             4
      Pool# 622533
            7.00%, 06/21/09                                    180           191
      Pool# 322816
            7.00%, 09/09/09                                     26            28
      Pool# 327130
            7.00%, 10/30/09                                     66            70
      Pool# 344397
            7.00%, 06/28/10                                     17            18
      Pool# 404280
            7.00%, 10/09/10                                     47            50
      Pool# 417450
            7.00%, 07/06/11                                     23            24
      Pool# 392512
            7.00%, 09/24/11                                      6             7
      Pool# 390378
            7.00%, 10/02/11                                     16            17
      Pool# 550860
            7.00%, 12/06/11                                     27            29
      Pool# 323437
            5.50%, 05/08/12                                    346           358
      Pool# 613008
            7.00%, 05/08/12                                    391           415
      Pool# 482675
            5.50%, 07/27/12                                    120           124
      Pool# 488587
            5.50%, 08/11/12                                     74            77
      Pool# 535633
            5.50%, 08/11/12                                      6             6
      Pool# 440789
            5.50%, 09/02/12                                      7             8
      Pool# 491110
            5.50%, 09/02/12                                    151           156
      Pool# 496816
            5.50%, 10/15/12                                     41            42
      Pool# 482550
            5.50%, 11/21/12                                     29            30

SCHWAB TOTAL BOND MARKET FUND

PORTFOLIO HOLDINGS continued

     SECURITY
     SERIES                                            FACE AMOUNT      VALUE
         RATE, MATURITY DATE                           ($ x 1,000)   ($ x 1,000)
     Pool# 492793
           5.50%, 11/28/12                                      39            40
     Pool# 527268
           7.00%, 01/11/13                                       7             8
     Pool# 537374
           7.00%, 01/18/13                                       5             6
     Pool# 498293
           7.00%, 05/30/13                                      10            11
     Pool# 539782
           7.00%, 07/13/13                                      15            16
     Pool# 556587
           7.00%, 11/14/13                                      54            57
     Pool# 253430
           7.00%, 01/04/14                                     159           169
     Pool# 574866
           5.50%, 03/04/14                                      26            27
     Pool# 550568
           7.00%, 03/11/14                                     229           243
     Pool# 550415
           7.00%, 03/25/14                                      40            42
     Pool# 572123
           5.50%, 04/09/14                                      30            31
     Pool# 572726
           7.00%, 04/09/14                                      50            54
     Pool# 570681
           5.50%, 05/30/14                                       3             3
     Pool# 253666
           7.00%, 06/14/14                                     185           197
     Pool# 253797
           5.50%, 06/21/14                                     908           938
     Pool# 572133
           7.00%, 06/28/14                                      29            30
     Pool# 572794
           7.00%, 07/13/14                                      19            20
     Pool# 535944
           7.00%, 08/04/14                                     317           336
     Pool# 580055
           5.50%, 09/09/14                                      29            30
     Pool# 505038
           5.50%, 10/01/14                                       6             6
     Pool# 569314
           5.50%, 10/16/14                                      30            31
     Pool# 604966
           5.50%, 01/19/15                                      18            18
     Pool# 587851
           5.50%, 01/26/15                                      34            35
     Pool# 545400
           5.50%, 02/03/15                                     385           398
     Pool# 545411
           5.50%, 02/03/15                                     459           475
     Pool# 609703
           5.50%, 02/17/15                                     378           391
     Pool# 622466
           5.50%, 02/24/15                                      19            19
     Pool# 711583
           5.50%, 03/26/15                                      17            17
     Pool# 638392
           5.50%, 04/24/15                                     743           768
     Pool# 608827
           7.00%, 04/24/15                                      12            13
     Pool# 625942
           5.50%, 05/30/15                                      28            29
     Pool# 555291
           5.50%, 06/29/15                                     869           898
     Pool# 623761
           7.00%, 07/13/15                                      52            55
     Pool# 555352
           5.50%, 09/02/15                                     393           406
     Pool# 644496
           5.50%, 09/10/15                                     520           537
     Pool# 663217
           5.50%, 09/24/15                                      42            44
     Pool# 650126
           7.00%, 09/24/15                                      65            69
     Pool# 681185
           5.50%, 11/07/15                                      38            39
     Pool# 647546
           5.50%, 11/22/15                                      24            25
     Pool# 254607
           7.00%, 11/22/15                                     400           424
     Pool# 545967
           5.50%, 11/29/15                                      41            42
     Pool# 555456
           5.50%, 11/29/15                                     558           576
     Pool# 545034
           7.00%, 12/01/15                                     113           120
     Pool# 643839
           7.00%, 12/06/15                                      73            77
     Pool# 651274
           7.00%, 12/06/15                                     496           527
     Pool# 680035
           5.50%, 12/14/15                                      64            67
     Pool# 626827
           5.50%, 01/05/16                                      46            47
     Pool# 664109
           5.50%, 01/27/16                                      42            43
     Pool# 678973
           5.50%, 01/27/16                                      33            34
     Pool# 674151
           5.50%, 02/10/16                                      41            43
     Pool# 639919
           5.50%, 02/25/16                                     411           424
     Pool# 671599
           5.50%, 03/25/16                                      51            52
     Pool# 673022
           5.50%, 03/25/16                                     486           502
     Pool# 687154
           5.50%, 04/01/16                                      30            31
     Pool# 679284
           7.00%, 04/09/16                                      29            31
     Pool# 681386
           5.50%, 05/15/16                                      40            41
     Pool# 357350
           5.50%, 05/22/16                                     135           139
     Pool# 674742
           5.50%, 05/22/16                                     477           493
     Pool# 677606
           5.50%, 05/22/16                                      34            35
   @ Pool# 677469
           5.50%, 05/22/16                                   1,295         1,339
     Pool# 682986
           5.50%, 06/28/16                                      24            25
     Pool# 699526
           5.50%, 11/06/16                                      31            32
   @ Pool# 731473
           5.50%, 08/01/17                                   1,088         1,124
     Pool# 734622
           5.00%, 07/01/19                                     977           991

SCHWAB TOTAL BOND MARKET FUND

PORTFOLIO HOLDINGS continued

     SECURITY
     SERIES                                           FACE AMOUNT       VALUE
         RATE, MATURITY DATE                          ($ x 1,000)    ($ x 1,000)
     Pool# 734623
           5.00%, 07/01/19                                    956            970
   @ Pool# 254472
           6.50%, 09/01/22                                  4,646          4,892
   @ Pool# 628209
           6.50%, 09/09/24                                    954          1,002
   @ Pool# 635861
           6.50%, 09/09/24                                  4,309          4,526
   @ Pool# 545762
           6.50%, 10/23/24                                  1,181          1,241
   @ Pool# 644590
           6.50%, 10/23/24                                  2,410          2,530
     Pool# 670402
           6.50%, 12/13/24                                    257            270
   @ Pool# 555708
           7.50%, 12/28/24                                  4,836          5,185
     Pool# 656434
           6.50%, 02/17/25                                    775            814
   @ Pool# 680982
           6.00%, 09/02/25                                  9,211          9,522
   @ Pool# 694758
           5.50%, 04/01/33                                 13,233         13,412
     Pool# 646817
           6.00%, 04/01/33                                  5,120          5,289
   @ Pool# 720769
           6.00%, 08/01/33                                  5,101          5,273
   @ Pool# 727107
           6.00%, 08/01/33                                  1,928          1,994
   @ Pool# 740241
           6.50%, 09/01/33                                  5,043          5,296
   @ Pool# 744234
           5.50%, 10/01/33                                 12,798         12,971
   @ Pool# 781586
           5.50%, 09/01/34                                 19,087         19,332
     Pool# 799555
           6.00%, 11/01/34                                  7,943          8,209
     TBA
   =       4.50%, 01/01/20                                 20,000         19,825
   =       5.00%, 01/01/20                                 15,000         15,164
=(1)       5.00%, 01/01/35                                 60,000         59,044
=(2)       5.50%, 01/01/35                                 55,000         55,498
   =       6.50%, 01/01/35                                 14,000         14,665
     FREDDIE MAC
   @ Pool# C65062
           6.50%, 08/25/24                                  6,520          6,842
   @ Pool# G01477
           6.00%, 10/23/24                                  6,408          6,615
     TBA
=(4)       6.00%, 01/01/20                                 28,000         29,278
   =       5.00%, 01/01/35                                 15,000         14,775
     GINNIE MAE
     Pool# 781478
           7.50%, 03/15/32                                  2,252          2,423
     Pool# 614544
           6.00%, 06/15/33                                  3,671          3,803
     Pool# 616134
           6.00%, 12/15/33                                  4,859          5,033
     TBA
=(5)       6.00%, 01/01/35                                 27,000         27,878
   =       6.50%, 01/01/35                                 10,000         10,522
   =       7.00%, 01/01/35                                 19,000         20,193
   =       8.00%, 01/01/35                                 10,000         10,866
                                                                     -----------
                                                                         424,140
U.S. GOVERNMENT SECURITIES  28.4% of net assets

     U.S. GOVERNMENT AGENCY SECURITIES  6.9%
     ---------------------------------------------------------------------------
     FANNIE MAE
  @*       6.00%, 05/15/08                                  5,000          5,383
  @*       2.50%, 06/15/08                                  3,000          2,887
@(3)       6.63%, 09/15/09                                 32,500         36,216
   @       4.63%, 10/15/14                                 12,500         12,385
   @       6.63%, 11/15/30                                  4,000          4,639
   @ FREDDIE MAC
           2.75%, 10/15/06                                 12,500         12,409
                                                                    ------------
                                                                          73,919
     U.S. TREASURY OBLIGATIONS  21.5%
     ---------------------------------------------------------------------------
     TREASURY INFLATION PROTECTION SECURITY
           1.88%, 07/15/13                                 18,500         19,545
           2.00%, 07/15/14                                 10,000         10,312
     U.S. TREASURY BILLS
   @       1.60%, 12/09/04                                    295            295
   @       1.93%, 02/03/05                                    115            115
     U.S. TREASURY BONDS
  @*       9.88%, 11/15/15                                  3,000          4,391
   @       7.25%, 05/15/16                                  2,500          3,094
           9.00%, 11/15/18                                  7,000         10,011
           8.00%, 11/15/21                                  7,000          9,446
   *       7.25%, 08/15/22                                  6,500          8,226
           6.25%, 08/15/23                                 12,700         14,576
   *       6.13%, 11/15/27                                  7,500          8,556
   *       5.25%, 02/15/29                                  5,000          5,114
   *       6.13%, 08/15/29                                  1,000          1,145
   *       6.25%, 05/15/30                                  5,000          5,830
   *       5.38%, 02/15/31                                 17,510         18,435
     U.S. TREASURY NOTES
           1.63%, 02/28/06                                  4,000          3,945
   *       2.00%, 05/15/06                                  3,000          2,966
   *       2.50%, 05/31/06                                  7,000          6,965
   *       2.75%, 07/31/06                                  3,000          2,993
           2.38%, 08/15/06                                  2,500          2,478
   *       6.50%, 10/15/06                                 12,900         13,726
   *       2.63%, 11/15/06                                  6,000          5,959
   *       6.63%, 05/15/07                                  2,000          2,164
   *       3.25%, 08/15/07                                  1,500          1,502
   *       6.13%, 08/15/07                                  2,000          2,151
           3.00%, 02/15/08                                 20,175         19,984
   *       3.13%, 09/15/08                                  6,750          6,672
   *       3.13%, 10/15/08                                  2,000          1,975
   *       3.38%, 12/15/08                                  1,000            995
           4.00%, 06/15/09                                  2,000          2,031
   *       3.38%, 10/15/09                                  5,035          4,965
   *       6.50%, 02/15/10                                    600            678
   *       5.75%, 08/15/10                                  2,100          2,304
   *       5.00%, 02/15/11                                 19,100         20,217
   *       4.25%, 08/15/14                                  5,000          4,956
   *       4.25%, 11/15/14                                  2,600          2,578
                                                                    ------------
                                                                         231,295
ASSET-BACKED OBLIGATIONS  24.7% of net assets

   ~  AEGIS ASSET BACKED SECURITIES TRUST
      Series 2003-1 Class A1
           2.58%, 12/27/04                                  8,657          8,677

SCHWAB TOTAL BOND MARKET FUND

PORTFOLIO HOLDINGS continued

      SECURITY
      SERIES                                          FACE AMOUNT       VALUE
          RATE, MATURITY DATE                         ($ x 1,000)    ($ x 1,000)
      AMERIQUEST FINANCE NIM TRUST
      Series 2004-RN4 Class A
            4.60%, 07/25/34                                 1,572          1,568
 (10) AMERIQUEST MORTGAGE SECURITIES INC
      2003-13 AV2
            2.54%, 12/27/04                                20,694         20,716
      AMORTIZING RESIDENTIAL COLLATERAL
      TRUST 2002-BC6 A2
            2.53%, 12/27/04                                16,472         16,501
    ~ ARIA CDO I (JERSEY) LTD.
      Series IA-3 Class B1U5
            2.97%, 04/07/05                                 2,750          2,762
   ~@ ASSET BACKED SECURITIES CORP. HOME
      EQUITY LOAN TRUST
      Series 2003-HE1 Class A2
            2.60%, 12/15/04                                 3,775          3,793
    ~ CAPITAL ONE MASTER TRUST
      Series 2001-2 Class C
            3.20%, 12/15/04                                 6,000          6,032
   ~@ CDC MORTGAGE CAPITAL TRUST
      Series 2003-HE2 Class M2
            4.08%, 12/27/04                                 5,410          5,576
    ~ CENTEX HOME EQUITY LOAN TRUST
      Series 2003-B Class M1
            2.88%, 12/27/04                                19,000         19,128
      CHASE FUNDING MORTGAGE LOAN
      ASSET-BACKED
      Series 2003-2 Class 2A2
            2.46%, 12/27/04                                13,947         13,980
      COUNTRYWIDE ASSET-BACKED CERTIFICATES
   ~@ Series 2001-3 Class M1
            2.68%, 12/27/04                                 3,000          3,003
   ~@ Series 2001-BC3 Class M1
            2.73%, 12/27/04                                 3,749          3,754
   ~@ Series 2002-3 Class M1
            2.93%, 12/27/04                                 4,000          4,023
    ~ FIRST FRANKLIN MORTGAGE LOAN
      ASSET-BACKED CERTIFICATES
      Series 2002-FF3 Class A2
            2.64%, 12/27/04                                 6,072          6,092
 @(6) IMPAC CMB TRUST
      Series 2003-10 Class 1A1
            2.53%, 12/27/04                                26,461         26,479
   ~@ LONG BEACH MORTGAGE LOAN TRUST
      Series 2003-4 Class M3
            4.33%, 12/27/04                                 5,500          5,621
    ~ MAIN STREET WAREHOUSE FUNDING TRUST
      Series 2004-MSD Class Note
            4.48%, 12/27/04                                 8,000          8,011
    @ MASTER ASSET BACKED SECURITIES TRUST
      Series 2003-OPT1 Class A2
            2.60%, 12/27/04                                 6,980          7,001
      MBNA CREDIT CARD MASTER NOTE TRUST
    ~ Series 2003-B3 Class B3
            2.48%, 12/15/04                                10,000         10,043
    ~ Series 2003-C3 Class C3
            3.45%, 12/15/04                                 4,500          4,604
      MERRILL LYNCH MORTGAGE INVESTORS
      INC. 2004-WMC1 A2
            2.48%, 12/27/04                                 5,122          5,121
      MORGAN STANLEY ABS CAPITAL I
      Series 2003-NC8N
            7.60%, 09/25/33                                   367            368
      Series 2004-NC3N Class Note
            6.00%, 03/25/34                                 1,391          1,389
~@(9) NEW CENTURY HOME EQUITY LOAN TRUST
      Series 2004-2 Class A3
            2.43%, 12/27/04                                22,338         22,351
      NOVASTAR NIM TRUST
      Series 2004-N1
            4.46%, 02/25/34                                 1,816          1,813
    ~ OPTION ONE MORTGAGE LOAN TRUST
      Series 2003-6 Class A2
            2.26%, 12/25/04                                12,566         12,573
    ~ PROVIDENT BANK HOME EQUITY LOAN TRUST
      Series 1997-2 Class A5
            2.41%, 12/27/04                                 1,849          1,850
      RESIDENTIAL ASSET MORTGAGE PRODUCTS, INC.
   ~@ Series 2003-RS1 Class AII
            2.57%, 12/27/04                                 6,490          6,505
    @ Series 2003-RZ4 Class A4
            4.04%, 12/25/30                                11,700         11,651
      SECURITIZED ASSET BACKED NIM TRUST
      Series 2004-OP2 Class N
            5.50%, 08/25/34                                 2,808          2,789
      SEQUOIA MORTGAGE TRUST
    ~ Series 2004-4 Class B2
            3.04%, 12/20/04                                 4,000          3,929
    ~ Series 2004-4 Class-B1
            2.64%, 12/20/04                                 5,000          4,935
      STRUCTURED ASSET INVESTMENT LOAN TRUST
      Series 2003-BC1 Class A2
            2.52%, 12/27/04                                13,014         13,040
                                                                     -----------
                                                                         265,678
      CORPORATE BONDS 20.2% of net assets

      FINANCE  4.5%
      --------------------------------------------------------------------------
      BANKING  2.3%
  ~/@ DEUTSCHE BANK CAPITAL TRUST, 144A
      Class B
            3.97%, 12/30/04                                10,000         10,273
   ~@ DORAL FINANCIAL CORP.
            2.91%, 01/20/05                                 3,000          3,005
   /@ EMIGRANT BANCORP., 144A
            6.25%, 06/15/14                                 2,000          2,023
   ~@ EMIGRANT CAPITAL TRUST I, 144A
            3.48%, 12/10/04                                 1,000            996
    @ J P MORGAN CHASE & CO.
            5.13%, 09/15/14                                 5,000          4,989
  ~/@ RBS CAPITAL TRUST IV
            2.78%, 12/31/04                                 3,000          3,021
                                                                     -----------
                                                                          24,307
      BROKERAGE  1.1%
  ~/@ CREDIT SUISSE FINANCIAL PRODUCTS
            2.57%, 03/07/05                                 4,000          4,020
    @ GOLDMAN SACHS CAPITAL I
            6.35%, 02/15/34                                 3,000          3,044

SCHWAB TOTAL BOND MARKET FUND

PORTFOLIO HOLDINGS continued

     SECURITY
     SERIES                                          FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ x 1,000)     ($ x 1,000)
   @ MORGAN STANLEY
           4.75%, 04/01/14                                 5,000           4,831
                                                                     -----------
                                                                          11,895
     FINANCE COMPANIES  0.6%
  ~@ INTERNATIONAL LEASE FINANCE CORP.
           2.41%, 01/18/05                                 2,000           1,996
   ~ GENERAL ELECTRIC CAPITAL CORP.
           2.15%, 12/15/04                                 5,000           5,014
                                                                     -----------
                                                                           7,010
     INSURANCE  0.5%
 ~/@ MANGROVE BAY PASSTHRU TRUST, 144A
           6.10%, 01/15/04                                 5,000           4,981
     INDUSTRIAL  12.5%
     ---------------------------------------------------------------------------
     CAPITAL GOODS  1.4%
   @ BAE ASSET SYSTEMS 2001 ASSET TRUST,
     144A
     Series 2001 Class G
           6.66%, 09/15/13                                13,354          14,652
     COMMUNICATIONS  2.9%
   ~ AMERICA MOVIL SA DE CV, 144A
           2.74%, 01/27/05                                 4,000           3,970
   @ BELLSOUTH CORP.
           4.75%, 11/15/12                                 3,000           2,980
  /@ DIRECTV HOLDINGS/FINANCE
           8.38%, 03/15/13                                 5,000           5,638
   ~ FRANCE TELECOM
           8.50%, 03/01/05                                 2,000           2,648
   @ SBC COMMUNICATIONS, INC.
           5.10%, 09/15/14                                 2,000           1,986
   @ SPRINT CAPITAL CORP.
           6.90%, 05/01/19                                 2,000           2,190
  /@ TCI COMMUNICATIONS FINANCING III
           9.65%, 03/31/27                                 3,000           3,498
   @ TCI COMMUNICATIONS, INC.
           9.80%, 02/01/12                                 2,000           2,543
   @ TELEFONOS DE MEXICO SA, 144A
           4.50%, 11/19/08                                 3,000           3,020
   @ VERIZON NEW ENGLAND, INC.
           6.50%, 09/15/11                                 3,000           3,277
                                                                     -----------
                                                                          31,750
     CONSUMER CYCLICAL  4.3%
   @ AUTONATION, INC.
           9.00%, 08/01/08                                 3,000           3,435
   @ CVS CORP., 144A
           6.12%, 01/10/13                                 6,514           6,877
   @ D.R. HORTON, INC.
           5.63%, 09/15/14                                 3,000           3,007
   @ DAIMLER-CHRYSLER, NA HOLDINGS
           8.50%, 01/18/31                                 2,000           2,420
  /@ DANA CORP.
           10.13%, 03/15/10                                2,500           2,837
   @ FORD MOTOR CREDIT CO.
           7.38%, 02/01/11                                 3,000           3,212
  ~@ GENERAL MOTORS ACCEPTANCE CORP.
           3.08%, 12/15/04                                 4,000           3,954
     INTERNATIONAL SPEEDWAY CORP.
   @       4.20%, 04/15/09                                 3,000           2,977
   @       5.40%, 04/15/14                                 2,000           2,026
   @ MANDALAY RESORT GROUP, 144A.
           6.50%, 07/31/09                                 4,500           4,731
  /@ RYLAND GROUP, INC.
           9.13%, 06/15/11                                 2,500           2,809
  /@ STANDARD PACIFIC CORP.
           9.50%, 09/15/10                                 2,000           2,175
   @ TIME WARNER ENTERTAINMENT CO.
           8.88%, 10/01/12                                 2,000           2,486
     TOLL CORP.
  /@       8.00%, 05/01/09                                 1,000           1,042
  /@       8.25%, 02/01/11                                 2,000           2,180
                                                                     -----------
                                                                          46,168
     CONSUMER NON-CYCLICAL  1.3%
  /@ ANHEUSER BUSCH COS, INC.
           5.75%, 01/15/11                                 3,500           3,580
   @ FRESENIUS MEDICAL CAPITAL TRUST II
           7.88%, 02/01/08                                 1,700           1,849
   @ MANOR CARE, INC.
           8.00%, 03/01/08                                 1,333           1,473
   @ MILLER BREWING CO. 144A
           5.50%, 08/15/13                                 5,000           5,172
     STATER BROTHERS HOLDINGS
           5.38%, 12/15/04                                 2,000           2,055
                                                                     -----------
                                                                          14,129
     ENERGY  1.7%
 ~/@ HUSKY OIL LTD.
           8.90%, 08/15/08                                 6,000           6,867
   @ PHILLIPS PETROLEUM CO.
           9.38%, 02/15/11                                 5,000           6,260
   @ XTO ENERGY, INC.
           5.00%, 01/31/15                                 5,000           4,908
                                                                     -----------
                                                                          18,035
     TECHNOLOGY  0.1%
 ~/@ FREESCALE SEMICONDUCTOR, 144A
           4.82%, 01/18/05                                   950             988
     TRANSPORTATION  0.8%
   @ BURLINGTON NORTH SANTA FE
           4.88%, 01/15/15                                 3,000           2,957
  ~@ HERTZ CORP.
           3.40%, 02/07/05                                 3,000           3,018
   @ UNION PACIFIC CORP.
           6.25%, 05/01/34                                 3,000           3,101
                                                                     -----------
                                                                           9,076
     SOVEREIGN  0.4%
     ---------------------------------------------------------------------------
 ~/@ INDUSTRIAL BANK OF KOREA, 144A
           4.00%, 05/19/09                                 1,000             980
     REPUBLIC OF SOUTH AFRICA
   @       9.13%, 05/19/09                                 1,000           1,185
   @       6.50%, 06/02/14                                 2,000           2,177
                                                                     -----------
                                                                           4,342
     UTILITIES  2.8%
     ---------------------------------------------------------------------------
   @ APPALACHIAN POWER CO.
     Series H
           5.95%, 05/15/33                                 3,000           2,945

SCHWAB TOTAL BOND MARKET FUND

PORTFOLIO HOLDINGS continued

     SECURITY
     SERIES                                            FACE AMOUNT      VALUE
         RATE, MATURITY DATE                           ($ x 1,000)   ($ x 1,000)
  ~@ ATMOS ENERGY CORP.
           4.00%, 10/15/09                                   3,000         2,951
   @ CENTERPOINT ENERGY RESOURCES
     Series B
           7.88%, 04/01/13                                   3,000         3,532
  /@ COLUMBIA ENERGY GROUP
     Series F
           7.42%, 11/28/15                                   5,000         5,277
  /@ ENTERGY GULF STATES
           4.88%, 11/01/06                                   3,000         2,961
   @ MAGELLAN MIDSTREAM PARTNERS
           6.45%, 06/01/14                                   3,000         3,229
   @ OHIO EDISON CO.
           5.45%, 05/01/15                                   4,000         3,996
   @ PACIFIC GAS AND ELECTRIC
           6.05%, 03/01/34                                   2,000         2,022
   @ PUBLIC SERVICES ELECTRIC & GAS
     Series C
           4.00%, 11/01/08                                   3,000         2,992
                                                                     -----------
                                                                          29,505

     COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 7.7% of net assets
     ATLANTIS TWO FUNDING CORP., SECTION 4(2)
           2.17%,  12/01/04                                 16,000        16,000
     COUNTRYWIDE HOME LOANS
           2.09%, 12/01/04                                  15,000        15,000
 (7) COX COMMUNICATIONS, INC., SECTION 4(2)
           2.30%, 12/03/04                                  26,000        25,997
     KINDER MORGAN ENERGY PARTNERS, SECTION 4(2)
           2.05%, 12/01/04                                   7,000         7,000
     TIME WARNER CABLE INC., SECTION 4(2)
           2.13%, 12/02/04                                  18,800        18,799
                                                                     -----------
                                                                          82,796

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     ---------------------------------------------------------------------------
     PREFERRED STOCK  1.7% of net assets

     Cobank, ACB, 144A
     115,000                                                               6,370
  ~/ Shell Frontier Oil & Gas, Series D
     35,000                                                                3,500
  ~/ Zurich Regcaps Funding Trust III, 144A
     80,000                                                                7,825
                                                                     -----------
                                                                          17,695
     OTHER INVESTMENT COMPANIES 0.1% of net assets

     Provident Institutional Funds - Fed
           Funds Portfolio    711,341                                        711

END OF INVESTMENTS.

     SECURITY
     SERIES                                            FACE AMOUNT      VALUE
         RATE, MATURITY DATE                           ($ x 1,000)   ($ x 1,000)
     COLLATERAL INVESTED FOR SECURITIES ON LOAN 12.0% of net assets

     SHORT-TERM INVESTMENTS  12.0%
     ---------------------------------------------------------------------------
     PARK GRANADA
           2.07%, 12/01/04                                  19,325        19,325
     DEUTSCHE BANK TIME DEPOSIT
           1.98%, 12/01/04                                   6,200         6,200
     WESTLB TIME DEPOSIT
           2.07%, 12/01/04                                 103,075       103,075
                                                                     -----------
                                                                         128,600

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At 11/30/04, the tax basis cost of the fund's investments was $1,338,509, and the unrealized gains and losses were $10,733 and ($5,296), respectively.

The fund's portfolio holdings include certain restricted but deemed liquid 144A and Section 4(2) securities worth $140,654 or 11.8%. Also includes securities on loan worth $124,758 or 11.6% of the fund's total net assets.

SCHWAB TOTAL BOND MARKET FUND

PORTFOLIO HOLDINGS continued

In addition to the above, the fund held the following at 11/30/04. All numbers x 1,000

FUTURES CONTRACTS

                                      Number of     Contract       Unrealized
                                      Contracts       Value       Gains/(Losses)
2 Year, Long U.S. Treasury Note,
expires 03/31/05                            165       34,557                 15
5 Year, Long U.S. Treasury Note,
expires 03/31/05                            255       27,751                (87)
10 Year, Long U.S. Treasury Note,
expires 03/31/05                             40        4,430                (25)
                                                                  --------------
                                                                            (97)

SCHWAB INVESTMENTS

SCHWAB GNMA FUND(TM)

PORTFOLIO HOLDINGS As of November 30, 2004, unaudited

The following are the portfolio holdings at 11/30/04. For more information please refer to the fund's semi-annual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten holding

 =  Delayed-delivery security

 ~  Variable-rate security

 @  Collateral for delayed-delivery security

For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity shown is the later of the next interest rate change date or demand date.

                                                       COST              VALUE
HOLDINGS BY CATEGORY                                ($X1,000)          ($X1,000)
--------------------------------------------------------------------------------
 95.2%  MORTGAGE-BACKED SECURITIES                     34,818            35,282
  2.4%  ASSET-BACKED OBLIGATIONS                          917               917
  2.0%  U.S. GOVERNMENT SECURITIES                        738               735
  2.7%  COMMERCIAL PAPER & OTHER
        CORPORATE OBLIGATIONS                           1,000             1,000
  1.6%  OTHER INVESTMENT COMPANIES                        585               585
--------------------------------------------------------------------------------
103.9%  TOTAL INVESTMENTS                              38,058            38,519
(3.9)%  OTHER ASSETS AND LIABILITIES                                     (1,453)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       37,066

      SECURITY
      SERIES                                          FACE AMOUNT     VALUE
       RATE, MATURITY DATE                            ($ x 1,000)  ($ x 1,000)
      MORTGAGE-BACKED SECURITIES 95.2% of net assets

      U.S. GOVERNMENT AGENCY MORTGAGES 95.2%
      ------------------------------------------------------------------------
      FANNIE MAE
      Pool# 628210
           6.50%, 03/01/32                                  1,003        1,053
      Pool# 799555
           6.00%, 11/01/34                                    500          517

      GINNIE MAE
      Pool# 6368
           8.00%, 06/15/05                                      9            9
      Pool# 6524
           8.00%, 08/15/05                                      6            6
      Pool# 6797
           8.00%, 08/15/05                                     14           14
      Pool# 7378
           8.00%, 09/15/05                                     21           22
      Pool# 10840
           8.00%, 06/15/06                                      9           10
      Pool# 11366
           8.00%, 08/15/06                                     25           26
      Pool# 12016
           8.00%, 09/15/06                                     10           11
      Pool# 13919
           8.00%, 12/15/06                                     26           26
      Pool# 15531
           8.00%, 01/15/07                                     12           12
      Pool# 17250
           8.00%, 09/15/07                                      1            1
      Pool# 24200
           8.00%, 05/15/08                                     19           20
    @ Pool# 25484
           8.00%, 05/15/08                                     76           80
      Pool# 23178
           8.00%, 06/15/08                                     50           53
      Pool# 23912
           8.00%, 08/15/08                                     51           54
      Pool# 33545
           8.00%, 08/15/09                                     28           30
    @ Pool# 585163
           5.00%, 02/15/18                                  1,344        1,377
@(10) Pool# 604782
           5.50%, 11/15/18                                  1,387        1,444
    @ Pool# 358813
           7.50%, 07/15/23                                    373          404
    @ Pool# 345964
           7.00%, 11/15/23                                    134          144
    @ Pool# 780168
           6.50%, 05/15/24                                     74           79
    @ Pool# 780560
           6.50%, 05/15/24                                    139          147
    @ Pool# 780034
           7.00%, 08/15/24                                    470          503
    @ Pool# 416898
           7.50%, 04/15/26                                    252          272
    @ Pool# 780421
           7.50%, 08/15/26                                    186          200
      Pool# 451364
           8.50%, 08/15/27                                     11           12
      Pool# 454376
           7.50%, 03/15/28                                     12           12
      Pool# 780770
           6.00%, 04/15/28                                    363          377
      Pool# 458886
           7.00%, 05/15/28                                    148          158
      Pool# 780794
           8.50%, 05/15/28                                     79           86
      Pool# 490807
           7.00%, 11/15/28                                    217          232
      Pool# 434648
           8.50%, 12/15/29                                      5            6
      Pool# 520466
           9.00%, 01/15/30                                     15           16
      Pool# 515763
           9.00%, 06/15/30                                     10           12
      Pool# 515799
           9.00%, 06/15/30                                      6            7

SCHWAB GNMA FUND

PORTFOLIO HOLDINGS continued

      SECURITY
      SERIES                                          FACE AMOUNT           VALUE
       RATE, MATURITY DATE                            ($ x 1,000)         ($ x 1,000)
      Pool# 515814
           9.00%, 06/15/30                                     13                  14
      Pool# 511872
           7.00%, 01/15/31                                    202                 215
      Pool# 538229
           6.50%, 08/15/31                                    277                 292
    @ Pool# 563325
           7.00%, 08/15/31                                    543                 578
    @ Pool# 590373
           6.50%, 08/15/32                                    329                 348
 @(5) Pool# 552763
           6.50%, 09/15/32                                  1,676               1,768
    @ Pool# 599752
           6.50%, 10/15/32                                  1,061               1,119
    @ Pool# 553056
           5.50%, 02/15/33                                  1,215               1,239
 @(2) Pool# 604141
           6.00%, 03/15/33                                  2,382               2,467
    @ Pool# 604338
           5.00%, 05/15/33                                  1,209               1,205
      Pool# 613876
           5.50%, 08/15/33                                  1,275               1,299
    @ Pool# 622095
           5.00%, 09/15/33                                  1,147               1,144
  (7) Pool# 615538
           5.50%, 09/15/33                                  1,575               1,605
  (6) Pool# 616134
           6.00%, 12/15/33                                  1,592               1,649
  (3) Pool# 574759
           6.00%, 03/15/34                                  2,151               2,228
  (4) Pool# 605443
           5.00%, 06/15/34                                  1,964               1,957
  (1) Pool# 630171
           5.50%, 07/15/34                                  3,981              4,055
      Pool# 605633
           5.50%, 08/15/34                                  1,034              1,053
  (9) Pool# 0633782
           5.50%, 10/15/34                                  1,498              1,526
    @ Pool# 0635532
           5.00%, 11/15/34                                    500                498
 =(8) TBA
           5.00%, 12/01/04                                  1,600              1,591
                                                                          ----------
                                                                              35,282
      ASSET-BACKED OBLIGATIONS  2.4% of net assets

      FIXED-RATE OBLIGATIONS  2.4%
      ------------------------------------------------------------------------------
    ~ AMERIQUEST FINANCE NIM TRUST
      Series 2004-RN4 Class A
           4.60%, 12/25/04                                    143                142

    ~ COUNTRYWIDE ASSET-BACKED CERTIFICATES
      Series 2003-2 Class M2
           3.83%, 12/27/04                                    125                128

      MORGAN STANLEY ABS CAPITAL I
      Series 2004-NC1N Class Note
           7.00%, 12/25/33                                     91                 91
      Series 2004-NC3N Class Note
           6.00%, 03/25/34                                    119                119

      NOVASTAR NIM TRUST
      Series 2004-N1
           4.46%, 02/25/34                                    272                272

    ~ OPTION ONE MORTGAGE LOAN TRUST
      Series 2003-3 Class M2
           3.78%, 12/27/04                                    100                102

      OPTION ONE MORTGAGE SECURITIES CORP. NIM
      Series 2003-2B Class N1
           7.63%, 04/26/33                                      6                  6

      SHARPS SP I L.L.C. NET INTEREST MARGIN TRUST
      Series 2004-HE2N Class NA
           5.43%, 10/25/34                                     57                 57
                                                                          ----------
                                                                                 917
      U.S. GOVERNMENT SECURITIES  2.0% of net assets

      U.S. TREASURY BILLS
           1.56%, 12/02/04                                     40                 40

      U.S. TREASURY NOTES

           2.25%, 04/30/06                                    700                695
                                                                          ----------
                                                                                 735
      COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS  2.7% of net assets

      TIME WARNER CABLE, INC.
           2.08%, 12/01/04                                  1,000              1,000

                                                                              VALUE
      SECURITY AND NUMBER OF SHARES                                       ($ x 1,000)
      OTHER INVESTMENT COMPANIES  1.6% of net assets

      Provident Institutional Funds - Fed Funds
           Portfolio
      584,518                                                                    585

END OF INVESTMENTS.

At 11/30/04, the tax basis cost of the fund's investments was $38,058 and the unrealized gains and losses were $526 and ($65), respectively.

SCHWAB INVESTMENTS

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND(TM)

PORTFOLIO HOLDINGS As of November 30, 2004, unaudited

The following are the portfolio holdings at 11/30/04. For more information please refer to the fund's semi-annual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten holding

 + Credit-enhanced security

 ~ Liquidity-enhanced security

 o Certificate of Participation

For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity shown is the later of the next interest rate change date or demand date.

                                                                COST              VALUE
HOLDINGS BY CATEGORY                                         ($X1,000)          ($X1,000)
-----------------------------------------------------------------------------------------
 98.6%  MUNICIPAL BONDS                                        149,809            152,853
  0.0%  OTHER INVESTMENT COMPANIES                                   8                  8
-----------------------------------------------------------------------------------------
 98.6%  TOTAL INVESTMENTS                                      149,817            152,861
  1.4%  OTHER ASSETS AND LIABILITIES                                                2,229
-----------------------------------------------------------------------------------------
100.0%  NET ASSETS                                                                155,090

      ISSUER
      PROJECT                                                                                MATURITY     FACE AMOUNT       VALUE
          TYPE OF SECURITY, SERIES                                                  RATE       DATE       ($ x 1,000)    ($ x 1,000)
      MUNICIPAL BONDS  98.6% of net assets

      FIXED-RATE OBLIGATIONS  98.1%
      ------------------------------------------------------------------------------------------------------------------------------

      Arizona  5.2%

+o(3) ARIZONA STATE
           Refunding Bonds, Series 2002B                                           5.00%     09/01/07           5,000          5,351
      CATALINA FOOTHILLS UNIFIED SCHOOL DISTRICT NO. 16
    +      General Obligation Refunding Bonds, Series 2004                         4.25%     07/01/06           1,235          1,274
    +      General Obligation Refunding Bonds, Series 2004                         5.00%     07/01/07           1,315          1,402
                                                                                                                         -----------
                                                                                                                               8,027
      California  10.0%

      ALAMEDA PUBLIC FINANCING AUTHORITY
      1997 Revenue Bond Refinancing
           Revenue Bonds, Series 1999                                              4.95%     09/02/07           2,065          2,113
      CALIFORNIA DEPARTMENT OF WATER RESOURCES
           Power Supply Revenue Bonds, Series 2002A                                5.50%     05/01/10           1,000          1,109
 +(1) CALIFORNIA STATE PUBLIC WORKS BOARD
      Department of Corrections
           Lease Revenue Refunding Bonds, Series 2004D                             5.00%     12/01/09           5,500          6,052

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO HOLDINGS continued

        ISSUER
        PROJECT                                                                               MATURITY    FACE AMOUNT       VALUE
            TYPE OF SECURITY, SERIES                                                RATE        DATE      ($ x 1,000)    ($ x 1,000)
        CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
        Kaiser Permanente
             Revenue Bonds, Series 2002D                                           4.35%      03/01/07          3,000          3,104
        SANTA CLARA COUNTY FINANCING AUTHORITY
        Measure B
             Special Obligation Bonds, Series 2003                                 4.00%      08/01/06          3,000          3,086
                                                                                                                         -----------
                                                                                                                              15,464
        Colorado  1.3%

      + ADAMS COUNTY, SCHOOL DISTRICT #50
             General Obligation Refunding Bonds, Series 2004                       4.00%      12/01/07          2,000          2,095

        Connecticut  0.7%

      + CONNECTICUT STATE
             General Obligation Refunding Bonds, Series 2004B                      4.00%      12/01/09          1,000          1,050

        District of Columbia  2.7%

   +(9) WASHINGTON D.C. CONVENTION CENTER AUTHORITY

             Dedicated Tax Senior Lien Revenue Bonds, Series 1998                  5.00%      10/01/06          4,000          4,188

        Florida  2.2%

      + MIAMI, DADE COUNTY
        Miami International Airport
             Aviation Revenue Refunding Bonds, Series 2004C                        2.00%      10/01/05          3,450          3,444

        Georgia  4.6%

      + ATLANTA
             Airport General Revenue Refunding Bonds, Series 2003RF-A              5.00%      01/01/10          3,660          3,963
        GEORGIA STATE
             General Obligation Bonds, Series 2000D                                6.00%      10/01/07          2,865          3,150
                                                                                                                         -----------
                                                                                                                               7,113
        Illinois  0.7%

      + CHICAGO PUBLIC BUILDING COMMISSION
        Board of Education Building
             Revenue Bonds, Series 1999C                                           5.50%      02/01/06          1,000          1,038

        Indiana  1.4%

      + LAKE COUNTY
        First Mortgage Lease
             Revenue Bonds, Series 2000                                            5.25%      08/01/09          2,040          2,246

        Kentucky  2.5%

        KENTUCKY PROPERTY & BUILDING COMMISSION
        Project No. 71
             Revenue Bonds                                                         5.50%      08/01/09          3,500          3,912

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      PROJECT                                                                                MATURITY    FACE AMOUNT       VALUE
          TYPE OF SECURITY, SERIES                                                   RATE      DATE      ($ x 1,000)    ($ x 1,000)
      Louisiana  1.0%

    +o NEW ORLEANS
               Refunding Certificates of Indebtedness, Series 1998B                 4.50%    12/01/05          1,600          1,625

        Massachusetts  3.2%

          MASSACHUSETTS
               General Obligation Refunding Bonds, Series 2001A                     5.50%    01/01/11          2,500          2,795
     + Consolidated Loan of 2002
               Special Obligation Revenue Bonds, Series 2002A                       5.00%    06/01/10          2,000          2,189
                                                                                                                        -----------
                                                                                                                              4,984

       Michigan  3.4%

     + DETROIT
               Capital Improvement Bonds, Series 2002A                              5.00%    04/01/07          1,000          1,061
+ (10) WAYNE COUNTY
               Airport Revenue Refunding Bonds, Series 2002D                        5.00%    12/01/10          3,900          4,185
                                                                                                                        -----------
                                                                                                                              5,246

       Missouri  1.4%

     + ST. LOUIS MUNICIPAL FINANCE CORP.
          Convention Center Project
               Leasehold Revenue Refunding Bonds, Series 2003                       5.25%    07/15/10          2,000          2,214

       Nebraska  2.3%

     + AMERICAN GAS SUPPLY
          Nebraska Public Gas Agency Project
               Gas Supply Revenue Bonds, Series 1998C                               4.00%    09/01/07          3,500          3,647

       Nevada  1.1%

     + HENDERSON
       Seven Hills
               Senior Limited Obligation Refunding Bonds, Series 2001A              4.63%    08/01/11          1,540          1,656

       New Jersey  3.4%

     + MERCER COUNTY
       Regional Sludge Project
               Refunding Revenue Bonds, Series 2003                                 5.00%    12/15/09          1,300          1,427
    +o NEW JERSEY TRANSIT CORP.
       Federal Transit Administration Grants
               Series 2000B                                                         5.50%    09/15/07          3,500          3,772
                                                                                                                        -----------
                                                                                                                              5,199

       New Mexico  1.0%

          FARMINGTON
          Public Service Co. of New Mexico, San Juan and Four Corners Project
               Pollution Control Revenue Refunding Bonds, Series 2003A              2.10%    04/01/06          1,500          1,486

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO HOLDINGS continued

       ISSUER
       PROJECT                                                                                 MATURITY    FACE AMOUNT     VALUE
          TYPE OF SECURITY, SERIES                                                  RATE         DATE      ($ x 1,000)  ($ x 1,000)
       New York  13.0%

     + FRANKLIN COUNTY
               General Obligation Public Improvement Bonds, Series 1998            4.25%       11/01/06            715          743
       NEW YORK CITY
               General Obligation Bonds, Fiscal 1999 Series H                      4.75%       03/15/07          3,000        3,152
               General Obligation Bonds, Fiscal 2003 Series A                      5.25%       08/01/09          1,825        1,990
               General Obligation Bonds, Fiscal 2003 Series B                      5.25%       08/01/09          1,000        1,090
               General Obligation Bonds, Fiscal 2003 Series J                      5.00%       06/01/09          2,500        2,693
       NEW YORK STATE THRUWAY AUTHORITY
   (4)         General Revenue Bond Anticipation Notes, Series 2004A               2.25%       10/06/05          5,000        5,008
  +(7) Second General Highway & Bridge
               Trust Fund Bonds, Series 2003A                                      5.25%       04/01/12          4,000        4,465
       NEW YORK STATE URBAN DEVELOPMENT CORP.
       Correctional Facilities Service Contract
               Revenue Bonds, Series 1998A                                         5.00%       01/01/05          1,000        1,002
                                                                                                                        -----------
                                                                                                                             20,143
       North Carolina  7.6%

  o(5) CHARLOTTE
       Fiscal Year 2004 Equipment Acquisition Project
               Series 2004C                                                        4.00%       03/01/07          4,540        4,701
     + DURHAM COUNTY
               Enterprise System Revenue Bonds,  Series 2002                       5.00%       06/01/09          1,495        1,632
       NORTH CAROLINA MUNICIPAL POWER AGENCY
       Catawaba Electric
     +         Revenue Bonds, Series 1995A                                         5.10%       01/01/07          2,000        2,100
     +         Revenue Bonds, Series 1999A                                         5.75%       01/01/09          3,000        3,344
                                                                                                                        -----------
                                                                                                                             11,777
       Ohio  4.6%

       OHIO
               Higher Education Capital Facilities Bonds, Series II-2001A          5.50%       12/01/08          3,000        3,317
       Administrative Building Fund Projects
               State Facilities Bonds, Series 1998A                                5.13%       10/01/06          3,580        3,762
                                                                                                                        -----------
                                                                                                                              7,079
       Oregon  1.9%

    +o OREGON STATE
       Department of Administrative Services
               Refunding Bonds, Series 2002C                                       5.00%       11/01/07          2,705        2,901

       Pennsylvania  3.6%

     + PENNSYLVANIA INDUSTRIAL DEVELOPMENT AUTHORITY
               Economic Development Revenue Bonds, Series 1994                     7.00%       07/01/07          1,000        1,113

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO HOLDINGS continued

       ISSUER
       PROJECT                                                                               MATURITY    FACE AMOUNT       VALUE
          TYPE OF SECURITY, SERIES                                                  RATE       DATE      ($ x 1,000)    ($ x 1,000)
  +(6) PHILADELPHIA
               Water & Wastewater Revenue Refunding Bonds, Series 2001B            5.50%     11/01/11          4,000          4,513
                                                                                                                        -----------
                                                                                                                              5,626

       Puerto Rico  1.4%

     + PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY
               Transportation Revenue Refunding Bonds, Series 2003H                5.00%     07/01/35          2,000          2,163

       South Carolina  2.0%

     + CHARLESTON COUNTY
       Care Alliance Health Services
               Revenue Bonds, Series 1999A                                         4.25%     08/15/07          3,000          3,139

       Texas  7.2%

  +(2) DALLAS WATER & SEWER UTILITIES
               Revenue Refunding & Improvement Bonds, Series 2003                  5.00%     10/01/10          5,000          5,450
     + DENTON UTILITY SYSTEM
               Revenue Refunding & Improvement Bonds, Series 2001                  5.00%     12/01/12          2,030          2,191
       FORT WORTH
               General Purpose Improvement & Refunding Bonds, Series 2001          5.00%     03/01/10          1,090          1,185
     + HOUSTON PORT AUTHORITY
               Port Improvement General Obligation Bonds, Series 2001B             5.25%     10/01/10          2,205          2,419
                                                                                                                        -----------
                                                                                                                             11,245

       Washington  6.3%

     + PORT OF SEATTLE
       Passenger Facility Charge
               Revenue Bonds, Series 1998B                                         5.00%     12/01/07          1,395          1,486
     + SNOHOMISH COUNTY
               Refunding Limited General Obligation Bonds                          4.50%     12/01/12          1,920          2,023
    +o WASHINGTON
       Department of Ecology State Office Building Project
               Refunding Bonds, Series 2001                                        4.75%     04/01/12          1,710          1,811
  +(8) WASHINGTON  PUBLIC POWER SUPPLY SYSTEM
       Nuclear Project No. 2
               Refunding Revenue Bonds, Series 1993A                               5.70%     07/01/08          4,000          4,429
                                                                                                                        -----------
                                                                                                                              9,749

       Wisconsin  2.4%

    +o WISCONSIN
          Master Lease Series 2002D
                                                                                   5.00%     09/01/07          2,500          2,667
       WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY
       Carroll College, Inc. Project
               Revenue Bonds, Series 1998                                          4.80%     10/01/06          1,000          1,030
                                                                                                                        -----------
                                                                                                                              3,697

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO HOLDINGS continued

       ISSUER
       PROJECT                                                                               MATURITY    FACE AMOUNT     VALUE
            TYPE OF SECURITY, SERIES                                               RATE        DATE      ($ x 1,000)  ($ x 1,000)
       VARIABLE RATE OBLIGATIONS  0.5%
       --------------------------------------------------------------------------------------------------------------------------

       Alaska  0.3%

     + VALDEZ
       BP Pipelines, Inc. Project
               Marine Terminal Revenue Refunding Bonds, Series 2003B               1.68%     12/01/04            500          500

       California  0.2%

       CALIFORNIA DEPARTMENT OF WATER RESOURCES
               Power Supply Revenue Bonds, Series 2002B-2                          1.74%     12/01/04            200          200

                                                                                                                         VALUE
       SECURITY AND NUMBER OF SHARES                                                                                  ($ x 1,000)
       OTHER INVESTMENT COMPANIES  0.0% of net assets

           PROVIDENT INSTITUTIONAL FUNDS - MUNI FUND PORTFOLIO    7,683                                                         8

END OF INVESTMENTS.

At 11/30/04, the tax basis cost of the fund's investments was $149,817 and the unrealized gains and losses were $3,674 and ($630), respectively.

SCHWAB INVESTMENTS

SCHWAB LONG-TERM TAX-FREE BOND FUND(TM)

PORTFOLIO HOLDINGS As of November 30, 2004, unaudited

The following are the portfolio holdings at 11/30/04. For more information please refer to the fund's semi-annual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten holding

 +  Credit-enhanced security

 ~  Liquidity-enhanced security

 o  Certificate of Participation

For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity shown is the later of the next interest rate change date or demand date.

                                                        COST             VALUE
HOLDINGS BY CATEGORY                                  ($X1,000)        ($X1,000)
--------------------------------------------------------------------------------
 98.5%  MUNICIPAL BONDS                                  78,760           84,285
--------------------------------------------------------------------------------
 98.5%  TOTAL INVESTMENTS                                78,760           84,285
  1.5%  OTHER ASSETS AND LIABILITIES                                       1,285
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                        85,570

      ISSUER
      PROJECT                                                                               MATURITY     FACE AMOUNT        VALUE
         TYPE OF SECURITY, SERIES                                                  RATE       DATE       ($ x 1,000)     ($ x 1,000)
      MUNICIPAL BONDS 98.5% of net assets

      FIXED-RATE OBLIGATIONS 93.6%
      ------------------------------------------------------------------------------------------------------------------------------
      California  5.2%

      CALIFORNIA
        Various Purpose General Obligation Bonds                                  5.25%     11/01/17           2,000           2,173
      CALIFORNIA DEPARTMENT OF WATER RESOURCES
        Power Supply Revenue Bonds, Series 2002A                                  5.88%     05/01/16           2,000           2,259
                                                                                                                         -----------
                                                                                                                               4,432
      Colorado 3.9%

+(10) COLORADO DEPARTMENT OF TRANSPORTATION
        Transportation Revenue Anticipation Notes, Series 2002B                   5.50%     06/15/15           2,000           2,278
    + DENVER CITY & COUNTY
      Airport System
        Revenue Refunding Bonds, Series 2002E                                     5.50%     11/15/15           1,000           1,087
                                                                                                                         -----------
                                                                                                                               3,365

SCHWAB LONG-TERM TAX-FREE BOND FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      PROJECT                                                                               MATURITY     FACE AMOUNT        VALUE
         TYPE OF SECURITY, SERIES                                                  RATE       DATE       ($ x 1,000)     ($ x 1,000)

      District of Columbia 2.6%

   +o DISTRICT OF COLUMBIA
      Public Safety & Emergency Preparedness
        Communications Center Series 2003C                                        5.50%     01/01/17           2,000           2,228

      Florida 3.3%

 +(7) ESCAMBIA COUNTY HEALTH FACILITIES AUTHORITY
      Ascension Health Credit Group
        Revenue Bonds, Series 1999A-2                                             5.75%     11/15/09           2,500           2,836

      Georgia 1.5%

    + FULTON COUNTY DEVELOPMENT AUTHORITY
      Tuff Morehouse LLC Project
        Revenue Bonds, Series 2002A                                               5.50%     02/01/22           1,180           1,287

      Hawaii 2.0%

    + HAWAII
        General Obligation Bonds, Series 1999CT                                   5.88%     09/01/09           1,500           1,721

      Indiana 1.2%

    + MARION COUNTY CONVENTION & RECREATIONAL FACILITIES AUTHORITY
        Excise Taxes Lease Revenue Refunding Senior Bonds,
          Series 2001A                                                            5.00%     06/01/21           1,000           1,037

      Kentucky 1.2%

    + JEFFERSON COUNTY
      University Medical Center
        Health Facilities Revenue Bonds, Series 1997                              5.25%     07/01/22           1,000           1,041

      Maryland 0.3%

      MARYLAND HOUSING & COMMUNITY DEVELOPMENT DEPARTMENT
        Housing Revenue Bonds, Series 1996A                                       5.88%     07/01/16             250             260

      Michigan 5.9%

      DELTA COUNTY ECONOMIC DEVELOPMENT CORP.
      MeadWestvaco-Escanaba Paper Co. Project
        Environmental Improvement Revenue Refunding Bonds, Series 2002            6.25%     04/15/27           1,000           1,059
 +(6) DETROIT
      Water Supply System
        Revenue Refunding Senior Lien Bonds, Series 2003C                         5.25%     07/01/16           2,620           2,878
    + WAYNE COUNTY COMMUNITY COLLEGE
        Improvement Bonds, Series 1999                                            5.50%     07/01/19           1,000           1,092
                                                                                                                         -----------
                                                                                                                               5,029
      Mississippi 5.3%

    + MISSISSIPPI HOSPITAL EQUIPMENT & FACILITIES AUTHORITY
      Mississippi Baptist Medical Center
        Revenue Refunding Bonds, Series 1995                                      6.00%     05/01/13           2,150           2,224

SCHWAB LONG-TERM TAX-FREE BOND FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      PROJECT                                                                               MATURITY     FACE AMOUNT        VALUE
         TYPE OF SECURITY, SERIES                                                  RATE       DATE       ($ x 1,000)     ($ x 1,000)
+o(9) WALNUT GROVE CORRECTIONAL AUTHORITY
      Walnut Grove Correctional Facility Project
        Series 1999                                                               6.00%     11/01/19           2,000           2,306
                                                                                                                         -----------
                                                                                                                               4,530
      Nevada 5.2%

    + NEVADA
      Motor Vehicle Fuel Tax
        Highway Improvement Revenue Bonds, Series 2004                            5.50%     12/01/18           2,000           2,242
    + NEVADA STATE DEPARTMENT OF BUSINESS & INDUSTRY
      Las Vegas Monorail Project
        First Tier Revenue Bonds, Series 2000                                     5.63%     01/01/32           2,000           2,153
                                                                                                                         -----------
                                                                                                                               4,395
      New York 5.6%

  +   METROPOLITAN TRANSPORTATION AUTHORITY
        Transportation Revenue Refunding Bonds, Series 2002A                      5.50%     11/15/18           2,000           2,234
      NEW YORK CITY
        General Obligation Bonds, Series 2002G                                    5.75%     08/01/16           1,325           1,474
        General Obligation Bonds, Series 2005B                                    5.25%     08/01/15           1,000           1,097
                                                                                                                         -----------
                                                                                                                               4,805
      Oregon 4.5%

    + COLUMBIA RIVER PEOPLES' UTILITY DISTRICT
        Electric Systems Revenue Obligations, Series 2000B                        5.50%     12/01/19           1,180           1,298
 +(8) MORROW COUNTY SCHOOL DISTRICT
        General Obligation Bonds, Series 2001                                     5.63%     06/15/16           2,235           2,525
                                                                                                                         -----------
                                                                                                                               3,823
      Pennsylvania 4.3%

      PENNSYLVANIA STATE HIGHER EDUCATION FACILITIES AUTHORITY
      University of Pennsylvania Health Services
        Revenue Bonds, Series 1996A                                               5.75%     01/01/17           2,000           2,094
    + SENECA VALLEY UNIFIED SCHOOL DISTRICT
        General Obligation Refunding Bonds, Series 1998AA                         5.15%     02/15/20           1,500           1,578
                                                                                                                         -----------
                                                                                                                               3,672
      Rhode Island 0.0%

      RHODE ISLAND HOUSING & MORTGAGE FINANCE CORP.
        Homeownership Opportunity Revenue Bonds, Series 10A                       6.50%     10/01/22              20              20

      Texas 19.6%

 +(5) AUSTIN COMBINED UTILITIES
        Revenue Refunding Bonds, Series 1997                                      5.13%     11/15/16           3,000           3,195

SCHWAB LONG-TERM TAX-FREE BOND FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      PROJECT                                                                               MATURITY     FACE AMOUNT        VALUE
         TYPE OF SECURITY, SERIES                                                  RATE       DATE       ($ x 1,000)     ($ x 1,000)
    + BRAZOS RIVER AUTHORITY
      Houston Industries, Inc.
        Revenue Refunding Bonds, Series 1998A                                     5.13%     05/01/19           1,750           1,835
    + CONROE INDEPENDENT SCHOOL DISTRICT
        Unlimited Tax Schoolhouse & Refunding Bonds, Series 1997                  5.25%     02/15/21           1,000           1,054
 +(2) DALLAS FORT WORTH INTERNATIONAL AIRPORT
        Joint Revenue Bonds, Series 2000A                                         6.00%     11/01/24           3,500           3,821
      HARRIS COUNTY
        Permanent Improvement Refunding Bonds, Series 2004A                       5.00%     10/01/18           1,885           2,005
    + HARRIS COUNTY HOSPITAL DISTRICT
        Revenue Refunding Bonds, Series 2000                                      6.00%     02/15/16           1,000           1,129
    + NORTH TEXAS TOLLWAY AUTHORITY
        Revenue Refunding Bonds, Series 2003C                                     5.00%     07/01/08           2,000           2,159
    + TEXAS PUBLIC FINANCE AUTHORITY
      Texas Southern University
        Revenue Financing System Refunding Bonds
          Series 1998A1                                                           4.75%     11/01/17           1,545           1,588
                                                                                                                         -----------
                                                                                                                              16,786

      Vermont  2.6%

    + VERMONT EDUCATION AND HEALTH BUILDINGS FINANCING AGENCY
      Fletcher Allen Health Care Project
          Hospital Revenue Bonds, Series 2000A                                    6.00%     12/01/23           2,000           2,244

      Washington  19.4%

 +(4) CLARK COUNTY SCHOOL DISTRICT
          Unlimited Tax General Obligation Bonds, Series 1999                     5.50%     12/01/17           3,000           3,360
      KENT SCHOOL DISTRICT NO. 415
          Unlimited Tax General Obligation Refunding Bonds, Series 1993A          5.55%     12/01/11             500             565
      KING COUNTY
  (1) Baseball Stadium
          Limited Tax General Obligation Variable Rate Demand Bonds,
            Series 1997D                                                          5.75%     12/01/11           3,500           3,862
    + King Street Center Project
          Lease Revenue Bonds, Series 1997                                        5.13%     06/01/17           1,000           1,046
    + OCEAN SHORES
          Water and Sewer Revenue Bonds, Series 2001                              5.50%     12/01/21           2,000           2,263
      WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY
 +(3) Catholic Health Initiatives
          Revenue Bonds, Series  2000A                                            6.00%     12/01/20           3,000           3,403
  +   Swedish Health System
          Revenue Bonds, Series 1998                                              5.13%     11/15/18           2,000           2,100
                                                                                                                         -----------
                                                                                                                              16,599

      VARIABLE RATE OBLIGATIONS  4.9%
      ------------------------------------------------------------------------------------------------------------------------------

      Alaska  0.5%

        VALDEZ
        Exxon Pipeline Co.
          Marine Terminal Revenue Refunding Bonds, Series 1993A                   1.60%     12/01/04             450             450

      ISSUER
      PROJECT                                                                               MATURITY     FACE AMOUNT        VALUE
         TYPE OF SECURITY, SERIES                                                  RATE       DATE       ($ x 1,000)     ($ x 1,000)
      California  2.6%

    + CALIFORNIA DEPARTMENT OF WATER RESOURCES
        Power Supply Revenue Bonds, Series 2002B-2                                1.74%     12/01/04             800             800
    + IRVINE ASSESSMENT DISTRICT
        Limited Obligation Improvement Bonds, Series 2000                         1.62%     12/01/04             125             125
   ~o ORANGE COUNTY SANITATION DISTRICT
        Refunding Bonds, Series 2000B                                             1.64%     12/01/04             650             650
    ~ SOUTHERN CALIFORNIA METROPOLITAN WATER DISTRICT
        Water Revenue Bonds Series 2000 Authorization Series B-1                  1.63%     12/01/04             600             600
                                                                                                                         -----------
                                                                                                                               2,175

      Mississippi  0.2%

      JACKSON COUNTY
      Chevron USA Project
          Pollution Control Revenue Refunding Bonds, Series 1992                  1.68%     12/01/04             150             150

      New York  0.7%

    + LONG ISLAND POWER AUTHORITY
      Electric System Subordinated Revenue Bonds 2001 Series 3-B
                                                                                  1.67%     12/01/04             500             500
  +~  NEW YORK CITY
      General Obligation Bonds Fiscal 2002 Series A-6
                                                                                  1.67%     12/01/04             100             100
                                                                                                                         -----------
                                                                                                                                 600
      Wyoming  0.9%

      UINTA COUNTY
      Chevron USA Project
          Pollution Control Revenue Refunding Bonds, Series 1993                  1.68%     12/01/04             800             800

END OF INVESTMENTS.

At 11/30/04, the tax basis cost of the fund's investments was $78,760 and the unrealized gains and losses were $5,537 and ($12), respectively.

SCHWAB INVESTMENTS

SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND(TM)

PORTFOLIO HOLDINGS As of November 30, 2004, unaudited

The following are the portfolio holdings at 11/30/04. For more information please refer to the fund's semi-annual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1)  Top Ten holding

 +   Credit-enhanced security

 ~   Liquidity-enhanced security

 o   Certificate of Participation

For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity shown is the later of the next interest rate change date or demand date.

                                                       COST              VALUE
HOLDINGS BY CATEGORY                                ($X1,000)          ($X1,000)
--------------------------------------------------------------------------------
  99.4%   MUNICIPAL BONDS                             152,333            156,912
   0.0%   OTHER INVESTMENT COMPANIES                        3                  3
--------------------------------------------------------------------------------
  99.4%   TOTAL INVESTMENTS                           152,336            156,915
   0.6%   OTHER ASSETS AND LIABILITIES                                       960
--------------------------------------------------------------------------------
 100.0%   NET ASSETS                                                     157,875

     ISSUER
     PROJECT                                                                             MATURITY      FACE AMOUNT          VALUE
        TYPE OF SECURITY, SERIES                                           RATE            DATE        ($ x 1,000)       ($ x 1,000)
      MUNICIPAL BONDS 99.4% of net assets

      FIXED-RATE OBLIGATIONS  93.8%
      ------------------------------------------------------------------------------------------------------------------------------
      California  89.7%
      ALAMEDA COUNTY
      Refunding & Capital Projects
   +o   Series 1998A                                                      5.00%          12/01/06            3,480             3,671
+o(1)   Series 2001A                                                      5.38%          12/01/09            5,000             5,614
 +(6) ASSOCIATION OF BAY AREA GOVERNMENTS
      Brandeis Hillel Day School Project
        Revenue Bonds, Series 2001                                        3.75%          08/01/31            4,000             4,100
    + BURBANK UNIFIED SCHOOL DISTRICT
      Election of 1997
        General Obligation Bonds, Series C                                3.00%          08/01/06            1,820             1,845
      CALIFORNIA
    +   Economic Recovery Bonds Series 2004A                              5.25%          07/01/14            3,000             3,372
    +   Federal Highway Grant Anticipation Bonds, Series 2004A            5.00%          02/01/08            1,360             1,468
        General Obligation Bonds, Series 1992                             6.30%          09/01/06            2,235             2,383
    +   General Obligation Bonds, Series 1998                             5.50%          12/01/11            1,665             1,899

SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO HOLDINGS continued

     ISSUER
     PROJECT                                                                             MATURITY      FACE AMOUNT          VALUE
        TYPE OF SECURITY, SERIES                                           RATE            DATE        ($ x 1,000)       ($ x 1,000)
        General Obligation Bonds, Series 2001                             4.00%          11/01/05            1,000             1,016
        General Obligation Bonds, Series 2002                             5.25%          02/01/11            3,500             3,853
 +(5)   General Obligation Refunding Bonds, Series 2002                   5.00%          02/01/12            4,000             4,393
      CALIFORNIA DEPARTMENT OF WATER RESOURCES
        Power Supply Revenue Bonds, Series 2002A                          5.50%          05/01/10            1,315             1,459
    + CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
      Pooled College & University Projects
        Revenue Bonds, Series 1997A                                       5.05%          04/01/05            1,010             1,020
      CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
      Kaiser Permanente
        Revenue Bonds, Series 1998B                                       5.00%          10/01/08            2,500             2,741
      CALIFORNIA POLLUTION CONTROL FINANCE AUTHORITY
      Waste Management, Inc. Project
        Solid Waste Disposal Revenue Bonds, Series 2002B                  4.45%          07/01/05            2,000             2,014
      CALIFORNIA STATE PUBLIC WORKS BOARD
    +   Energy Efficiency Revenue Refunding Bonds, Series 1998B           4.00%          09/01/06            1,155             1,190
      Regents of the University of California
        Lease Revenue Refunding Bonds, Series 1998A                       5.25%          12/01/07            2,000             2,164
    + UCLA Replacement Hospitals
        Lease Revenue Bonds, Series 2002A                                 4.75%          10/01/09            3,005             3,256
      CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
      Kaiser Permanente
        Revenue Bonds, Series 2002D                                       4.35%          03/01/07            2,000             2,070
    + Sherman Oaks
        Revenue Refunding Bonds, Series 1998A                             5.00%          08/01/06            2,500             2,612
    + EL DORADO COUNTY PUBLIC AGENCY FINANCING AUTHORITY
        Revenue Bonds, Series 1996                                        5.60%          02/15/12            3,000             3,186
      FREMONT UNION HIGH SCHOOL DISTRICT
      Election of 1998
        General Obligation Bonds, Series 2000B                            5.75%          09/01/08            1,520             1,697
    + INGLEWOOD REDEVELOPMENT AGENCY
      Merged Redeveloped Project
        Tax Allocation Refunding Bonds, Series 1998A                      3.88%          05/01/05              525               529
      INTERMODAL CONTAINER TRANSFER FACILITY JOINT POWERS AUTHORITY
    +   Refunding Revenue Bonds, Series 1999A                             5.00%          11/01/08            1,210             1,325
    +   Refunding Revenue Bonds, Series 1999A                             5.00%          11/01/09            1,375             1,517
  (4) LONG BEACH
        Harbor Revenue Refunding Bonds, Series 2000A                      5.50%          05/15/10            4,000             4,410
 +(8) LONG BEACH HARBOR FACILITIES CORP.
        Harbor Revenue Refunding Bonds, Series 1998A                      5.50%          05/15/05            3,985             4,040
      LOS ANGELES COMMUNITY REDEVELOPMENT AGENCY
    +   Pooled Financing Refunding Bonds, Series 1998F                    5.00%          09/01/07              810               870
      Bunker Hill Project
        Subordinate Lien Tax Allocation Bonds, Series 2004                4.00%          03/01/10            1,950             1,976
+(10) LOS ANGELES STATE BUILDING AUTHORITY
      California Department of General Services
        Lease Revenue Refunding Bonds, Series 1993A                       5.63%          05/01/11            3,500             3,915
  (3) LOS ANGELES UNIFIED SCHOOL DISTRICT
      Election of 1997
        General Obligation Bonds, Series 2000D                            5.50%          07/01/10            4,000             4,495
      NORTHERN CALIFORNIA POWER AGENCY
      Geothermal Project No. 3
        Revenue Refunding Bonds, Series 1993A                             5.60%          07/01/06            2,000             2,106
      OAKLAND
      Oakland Museum
   +o   Refunding Bonds, Series 2002A                                     5.00%          04/01/10            2,015             2,220
   +o   Refunding Bonds, Series 2002A                                     5.00%          04/01/11            1,460             1,615

SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO HOLDINGS continued

     ISSUER
     PROJECT                                                                             MATURITY      FACE AMOUNT         VALUE
        TYPE OF SECURITY, SERIES                                           RATE            DATE        ($ x 1,000)       ($ x 1,000)
    + OCEANSIDE COMMUNITY DEVELOPMENT COMMISSION
      Vista del Ora Apartments
        Multi-Family Rental Housing Revenue Refunding Bonds,
          Series 2001A                                                    4.45%          04/01/31            1,250            1,295
   +o ORANGE COUNTY
        Recovery, Series 1996A                                            6.00%          07/01/08            3,000            3,354
    + PORT OF OAKLAND
        Revenue Bonds, Series 2000K                                       5.50%          11/01/08            3,000            3,289
    + RANCHO CALIFORNIA WATER DISTRICT FINANCING AUTHORITY
        Refunding Revenue Bonds, Series 1995                              5.88%          11/01/10            1,500            1,579
    + REDDING JOINT POWERS FINANCING AUTHORITY
        Electric System Revenue Bonds, Series 1996A                       5.50%          06/01/11            2,000            2,133
      RIVERSIDE
      Capital Improvement Projects
   +o   Series 2003                                                       5.00%          09/01/14            1,470            1,612
   +o   Series 2003                                                       5.00%          09/01/15            1,545            1,672
    + RIVERSIDE COUNTY ASSET LEASING CORP.
      Riverside County Hospital Project
        Leasehold Revenue Bonds, Series 2003A                             5.00%          06/01/09            2,555            2,787
      SACRAMENTO FINANCE AUTHORITY
        Revenue Refunding Bonds, Series 2002                              4.50%          07/01/08            2,865            3,042
    + SAN BERNARDINO COUNTY
        Multi-Family Housing Refunding Revenue Bonds, Series 2001A        4.45%          05/01/31            1,300            1,399
    + SAN DIEGO UNIFIED SCHOOL DISTRICT
      Election of 1998
        General Obligation Bonds, Series 2004F                            5.00%          07/01/15            1,095            1,197
      SAN FRANCISCO AIRPORTS COMMISSION
      San Francisco International Airport
    +   Second Series Revenue Bonds, Issue 15A                            5.50%          05/01/09            2,000            2,184
    +   Second Series Revenue Bonds, Issue 22                             5.25%          05/01/11            3,065            3,321
      SAN FRANCISCO BAY AREA TRANSIT FINANCING AUTHORITY
        Bridge Toll Notes, Series 1999                                    5.00%          02/01/07              500              521
      SAN FRANCISCO STATE UNIVERSITY
      Auxiliary Organization
        Student Housing Revenue Bonds, Series 1999                        4.30%          07/01/05              540              545
        Student Housing Revenue Bonds, Series 1999                        5.00%          07/01/08              400              424
   +  SAN JOSE
        Airport Revenue Refunding Bonds, Series 2002B                     5.00%          03/01/11            2,625            2,830
 +(2) SAN JOSE REDEVELOPMENT AGENCY
      Merged Area Redevelopment Project
        Tax Allocation Bonds, Series 2002                                 4.00%          08/01/10            5,000            5,282
 +(9) SANTA CLARA
        Insurance Funding Bonds, Series 1987                              3.25%          04/01/12            4,000            4,017
      SANTA CLARA COUNTY FINANCING AUTHORITY
  (7) Measure B
        Special Obligation Bonds, Series 2003                             4.00%          08/01/05            4,000            4,050
    + Multi-Facilities Projects
        Lease Revenue Bonds, Series 2000B                                 5.50%          05/15/05            3,290            3,342
   +o VMC Facility Replacement Project
        Lease Revenue Bonds, Series 1994A                                 7.75%          11/15/10            1,000            1,247
    + TEMECULA VALLEY UNIFIED SCHOOL DISTRICT
        General Obligation Refunding Bonds, Series 2004                   6.00%          08/01/07            1,000            1,096
      VERNON
      Malburg Generating Station Project
        Electric System Revenue Bonds, Series 2003C                       5.00%          04/01/11            1,320            1,388
        Electric System Revenue Bonds, Series 2003C                       5.25%          04/01/15            1,905            1,990
                                                                                                                         -----------
                                                                                                                            141,637

SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO HOLDINGS continued

     ISSUER
     PROJECT                                                                             MATURITY      FACE AMOUNT          VALUE
        TYPE OF SECURITY, SERIES                                           RATE            DATE        ($ x 1,000)       ($ x 1,000)
      PUERTO RICO  4.1%

    + PUERTO RICO AQUEDUCT & Sewerage Authority
        Refunding Bonds, Series 1995                                      6.00%          07/01/06            3,000             3,179
    + PUERTO RICO ELECTRIC POWER AUTHORITY
        Power Revenue Refunding Bonds, Series CC                          5.50%          07/01/08            3,000             3,266
                                                                                                                          ----------
                                                                                                                               6,445
      VARIABLE RATE OBLIGATIONS  5.6%
      ------------------------------------------------------------------------------------------------------------------------------

      California  5.6%
    ~ CALIFORNIA
        Economic Recovery Bonds, Series 2004C-3                           1.62%          12/01/04            1,400             1,400
    + CALIFORNIA DEPARTMENT OF WATER RESOURCES
        Power Supply Revenue Bonds, Series 2002B-2                        1.74%          12/01/04              400               400
   +~ FONTANA UNIFIED SCHOOL DISTRICT
      School Facility Bridge Funding Program
        Series 2004B                                                      3.00%          12/01/04            1,250             1,259
    + IRVINE ASSESSMENT DISTRICT
        Limited Obligation Improvement Bonds, Series 2000                 1.62%          12/01/04              140               140
    + IRVINE RANCH WATER DISTRICT
      Capital Improvement Project
        Series, 1986                                                      1.62%          12/01/04            1,000             1,000
    + LOS ANGELES
      American Academy of Dramatic Arts
        Series 2000A                                                      4.70%          12/01/04            1,300             1,331
    ~ SOUTHERN CALIFORNIA METROPOLITAN WATER DISTRICT
        Water Revenue Bonds Authorization, Series 2000B-3                 1.62%          12/01/04            3,300             3,300
                                                                                                                          ----------
                                                                                                                               8,830

                                                                                                                            VALUE
      SECURITY AND NUMBER OF SHARES                                                                                      ($ x 1,000)
      OTHER INVESTMENT COMPANIES  0.0% of net assets

        PROVIDENT INSTITUTIONAL FUNDS - CALIFORNIA MONEY FUND PORTFOLIO  2,910                                                     3

END OF INVESTMENTS.

At 11/30/04, the tax basis cost of the fund's investments was $152,336 and the unrealized gains and losses were $4,686 and ($107), respectively.

SCHWAB INVESTMENTS

SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND(TM)

PORTFOLIO HOLDINGS As of November 30, 2004, unaudited

The following are the portfolio holdings at 11/30/04. For more information please refer to the fund's semi-annual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten holding

 +  Credit-enhanced security

 ~  Liquidity-enhanced security

 o  Certificate of Participation

For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity shown is the later of the next interest rate change date or demand date.

                                                        COST             VALUE
HOLDINGS BY CATEGORY                                  ($X1,000)        ($X1,000)
--------------------------------------------------------------------------------
 98.5%  MUNICIPAL BONDS                                 171,480          181,334
  0.0%  OTHER INVESTMENT COMPANIES                           46               46
--------------------------------------------------------------------------------
 98.5%  TOTAL INVESTMENTS                               171,526          181,380
  1.5%  OTHER ASSETS AND LIABILITIES                                       2,677
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       184,057

      ISSUER
      PROJECT                                                                               MATURITY     FACE AMOUNT        VALUE
         TYPE OF SECURITY, SERIES                                                  RATE       DATE       ($ x 1,000)     ($ x 1,000)
      MUNICIPAL BONDS  98.5% of net assets

      FIXED-RATE OBLIGATIONS  97.2%
      ------------------------------------------------------------------------------------------------------------------------------
      California  97.2%
    + ALAMEDA CORRIDOR TRANSPORTATION AUTHORITY
        Senior Lien Revenue Bonds, Series 1999A                                   5.13%     10/01/16           1,170           1,264
   +o ALAMEDA COUNTY
      Alameda County Medical Center Project
        Series 1998                                                               5.38%     06/01/18           3,400           3,682
 +(4) ANAHEIM PUBLIC FINANCING AUTHORITY
      Public Improvements Project
        Senior Lease Revenue Bonds, Series 1997A                                  6.00%     09/01/24           5,000           5,887
      ASSOCIATION OF BAY AREA GOVERNMENTS
    + Brandeis Hillel Day School Project
        Revenue Bonds, Series 2001                                                3.75%     08/01/31           1,700           1,743
    + California Redevelopment Agency Pool
        Tax Allocation Revenue Bonds, Series 1997A-6                              5.25%     12/15/17           1,200           1,302
    o Lytton Gardens, Inc.
        Revenue Bonds, Series 1999                                                6.00%     02/15/30           3,000           3,183
      Schools of the Sacred Heart - San Francisco
        Revenue Bonds, Series 2000A                                               6.45%     06/01/30           1,500           1,589

SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      PROJECT                                                                               MATURITY     FACE AMOUNT        VALUE
         TYPE OF SECURITY, SERIES                                                  RATE       DATE       ($ x 1,000)     ($ x 1,000)
    + BREA OLINDA UNIFIED SCHOOL DISTRICT
      Election of 1999
        General Obligation Bonds, Series 1999A                                    5.60%     08/01/20           1,000           1,116
      BURBANK PUBLIC FINANCE AUTHORITY
      Golden State Redevelopment Project
    +   Revenue Bonds, Series 2003A                                               5.25%     12/01/17           2,825           3,105
    +   Revenue Bonds, Series 2003A                                               5.25%     12/01/18           2,175           2,377
      CALIFORNIA
        General Obligation Bonds, Series 2000                                     5.63%     05/01/18           1,000           1,115
        Various Purpose General Obligation Bonds                                  5.25%     11/01/17           3,000           3,260
 +(7) Department of Veterans Affairs
        Home Purchase Revenue Bonds, Series 2002A                                 5.30%     12/01/21           5,000           5,223
      CALIFORNIA DEPARTMENT OF WATER RESOURCES
        Power Supply Revenue Bonds, Series 2002A                                  5.75%     05/01/17           3,000           3,350
      CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
      California College of Arts and Crafts
        Revenue Bonds, Series 2001                                                5.75%     06/01/25           1,800           1,873
      Pepperdine University
        Revenue Bonds, Series 2000                                                5.75%     09/15/30           3,000           3,240
      CALIFORNIA HEALTH FACILITIES FINANCE AUTHORITY
      Cedars-Sinai Medical Center
        Revenue Bonds, Series 1999A                                               6.13%     12/01/19           2,750           2,998
 +(5) Childrens Hospital - San Diego
        Hospital Revenue Refunding Bonds, Series 1996                             5.38%     07/01/16           5,180           5,513
      CALIFORNIA HOUSING FINANCE AGENCY
    +   Home Mortgage Revenue Bonds, Series 1995L                                 5.90%     08/01/17             265             272
        Multi-unit Rental Housing Revenue Bonds II, Series 1992B                  6.70%     08/01/15           1,000           1,001
      CALIFORNIA INFRASTRUCTURE AND ECONOMIC DEVELOPMENT BANK
      The J. David Gladstone Institutes
        Revenue Bonds, Series 2001                                                5.50%     10/01/19           1,250           1,353
  (1) CALIFORNIA STATE PUBLIC WORKS BOARD
      Department of Corrections
        Lease Revenue Bonds, Series 2003                                          5.50%     06/01/17           6,970           7,626
      CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
    o Cedars-Sinai Medical Center
        Hospital Revenue, Series 1992                                             6.50%     08/01/15             365             366
 o(8) Internext Group
        Series 1999                                                               5.38%     04/01/17           5,000           5,073
      Kaiser Permanente
        Revenue Bonds, Series 2002D                                               4.35%     03/01/07           2,000           2,070
    + Sunnyside/Vermont Project
        Collateralized Revenue Bonds, Series 2001A                                7.00%     04/20/36           4,000           4,477
    + COLTON PUBLIC FINANCE AUTHORITY
        Special Tax Revenue Bonds, Series 1996                                    5.45%     09/01/19           3,020           3,206
  (9) CONTRA COSTA COUNTY PUBLIC FINANCING AUTHORITY
      Multiple Project Areas
        Tax Allocation Revenue Bonds, Series 2003A                                5.63%     08/01/33           5,000           5,063
      EAST BAY MUNICIPAL UTILITY DISTRICT
      Water System
        Subordinate Revenue Bonds, Series 1998                                    5.25%     06/01/19           2,600           2,782
   +o ESCONDIDO
        Revenue Bonds, Series 2000A                                               6.00%     09/01/31           1,945           2,169
      FONTANA REDEVELOPMENT AGENCY
      Jurupa Hills Redevelopment Project
        Tax Allocation Refunding Bonds, Series 1997A                              5.50%     10/01/19           3,500           3,670
 +(6) FOOTHILL-EASTERN TRANSPORTATION CORRIDOR AGENCY
        Toll Road Revenue Refunding Bonds, Series 1999                            5.13%     01/15/19           5,000           5,287
    + HUNTINGTON BEACH
      Capital Improvement Financing Project
        Lease Revenue Bonds, Series 2000A                                         5.50%     09/01/20           1,500           1,661

SCHWAB CALIFORNIA LONG-TERM TAX-FREE FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      PROJECT                                                                               MATURITY     FACE AMOUNT        VALUE
         TYPE OF SECURITY, SERIES                                                  RATE       DATE       ($ x 1,000)     ($ x 1,000)
    + INGLEWOOD REDEVELOPMENT AGENCY
      Merged Redevelopment Project
        Tax Allocation Revenue Refunding Bonds, Series 1998A                      5.25%     05/01/16           1,000           1,115
    + LOS ANGELES MUNICIPAL IMPROVEMENT CORP.
      Los Angeles Central Library Project
        Leasehold Refunding Revenue Bonds, Series 2003A                           5.25%     06/01/13           3,730           4,177
    + LYNWOOD PUBLIC FINANCING AUTHORITY
      Public Capital Improvement Project
        Lease Revenue Refunding Bonds, Series 2003                                5.00%     09/01/18           1,000           1,069
      OAKLAND JOINT POWER FINANCING AUTHORITY
        Reassessment Revenue Bonds, Series 1999                                   5.50%     09/02/24             990           1,052
    + OAKLAND REDEVELOPMENT AGENCY
      Central District Redevelopment Project
        Subordinated Tax Allocation Bonds, Series 2003                            5.50%     09/01/14           1,615           1,826
   +o ORANGE COUNTY
        Recovery, Series 1996A                                                    5.70%     07/01/10           1,450           1,552
    + PORT OF OAKLAND
        Revenue Bonds, Series 2000K                                               5.75%     11/01/29           3,500           3,723
 (10) RIVERSIDE COUNTY PUBLIC FINANCE AUTHORITY
      Riverside County Redevelopment Projects
        Tax Allocation Revenue Bonds, Series 1997A                                5.63%     10/01/33           4,905           5,012
      SACRAMENTO COUNTY SANITATION DISTRICT
        Revenue Bonds, Series 2000A                                               5.88%     12/01/27           1,000           1,044
      SACRAMENTO FINANCE AUTHORITY
    + California EPA Building Project
        Lease Revenue Bonds, Series 1998A                                         5.25%     05/01/19           1,575           1,702
    + City Hall & Redevelopment Projects
        Revenue Bonds, Series 2002A                                               5.38%     12/01/20           2,875           3,153
    + Solid Waste & Redevelopment Projects
        Capital Improvement Revenue Bonds, Series 1999                            5.88%     12/01/29           3,000           3,329
    + SALINAS VALLEY SOLID WASTE AUTHORITY
        Revenue Bonds, Series 2002                                                5.13%     08/01/22           2,210           2,290
      SAN DIEGO REDEVELOPMENT AGENCY
      Horton Plaza Redevelopment Project
        Subordinate Tax Allocation Bonds, Series 2000                             5.80%     11/01/21           2,500           2,677
      SAN FRANCISCO AIRPORTS COMMISSION
      San Francisco International Airport
    +   Second Series Revenue Bonds, Issue 11                                     6.20%     05/01/05           1,500           1,540
    +   Second Series Revenue Bonds, Issue 12B                                    5.63%     05/01/21           2,000           2,109
    +   Second Series Revenue Bonds, Issue 22                                     5.00%     05/01/19           2,000           2,085
    +   Second Series Revenue Bonds, Issue 30                                     5.00%     05/01/17           2,000           2,151
      SAN FRANCISCO BAY AREA RAPID TRANSIT
    +   Sales Tax Revenue Bonds, Series 1999                                      5.50%     07/01/26           1,000           1,075
    +   Sales Tax Revenue Bonds, Series 1999                                      5.50%     07/01/34           2,500           2,656
    + SAN FRANCISCO PORT COMMISSION
        Refunding Revenue Bonds, Series 2004                                      4.00%     07/01/08           1,200           1,262
      SAN FRANCISCO STATE UNIVERSITY
      Auxiliary Organization
        Student Housing Revenue Bonds, Series 1999                                5.20%     07/01/19           1,150           1,178
    + SAN LUIS OBISPO COUNTY FINANCE AUTHORITY
      Lopez Dam Improvement
        Revenue Bonds, Series 2000A                                               5.38%     08/01/24           1,000           1,062
 +(2) SANTA ANA UNIFIED SCHOOL DISTRICT
      Election of 1999
        General Obligation Bonds, Series 2000                                     5.70%     08/01/29           6,000           6,605
   +o SANTA CLARA COUNTY FINANCING AUTHORITY
      VMC Facility Replacement Project
        Lease Revenue Bonds, Series 1994A                                         7.75%     11/15/10           1,460           1,820

SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      PROJECT                                                                               MATURITY     FACE AMOUNT        VALUE
         TYPE OF SECURITY, SERIES                                                  RATE       DATE       ($ x 1,000)     ($ x 1,000)
    + SANTA CLARA REDEVELOPMENT AGENCY
      Bayshore North Project
        Tax Allocation Revenue Refunding Bonds, Series 1992                       7.00%     07/01/10           1,500           1,714
    + SOUTH ORANGE COUNTY PUBLIC FINANCING AUTHORITY
        Special Tax Revenue Bonds, Series 1999A                                   5.25%     08/15/18           3,095           3,332
  (3) STOCKTON COMMUNITY FACILITIES DISTRICT
      Mello Roos Community Facilities District No. 1
        Revenue Bonds, Series 1998A                                               5.80%     09/01/14           5,875           6,292
    + TAFT CITY ELEMENTARY SCHOOL DISTRICT
      Election of 2001
        General Obligation Bonds, Series 2001A                                    4.90%     08/01/20           1,080           1,130
    + TRI CITY HOSPITAL DISTRICT
        Refunding Revenue Bonds, Series 1996A                                     5.63%     02/15/17           1,000           1,057
    + TRUCKEE PUBLIC FINANCING AUTHORITY
        Lease Revenue Bonds, Series 2000A                                         5.88%     11/01/25           1,490           1,661
    + UNIVERSITY OF CALIFORNIA
      UC Davis Medical Center
        Hospital Revenue Bonds, Series 1996                                       5.75%     07/01/06             500             533
    + VALLEJO
      Water Improvement Project
        Refunding Revenue Bonds, Series 1996A                                     5.70%     05/01/16           2,000           2,133
      WEST BASIN WATER DISTRICT
   +o   Revenue Refunding Bonds, Series 2003A                                     5.25%     08/01/14           2,500           2,795
   +o 1992 Projects
        Revenue Refunding Bonds, Series 1997A                                     5.50%     08/01/22           1,000           1,074
      WHITTIER
      Presbyterian Intercommunity Hospital
        Revenue Bonds, Series 2002                                                5.60%     06/01/22           2,000           2,053
                                                                                                                         -----------
                                                                                                                             178,934
      VARIABLE RATE OBLIGATIONS  1.3%
      ------------------------------------------------------------------------------------------------------------------------------
      California  1.3%

      CALIFORNIA

    +   Economic Recovery Bonds, Series 2004C-6                                   1.63%     12/01/04           1,150           1,150
    +   General Obligation Bonds, Series 2003A-2                                  1.63%     12/01/04             150             150
    + CALIFORNIA DEPARTMENT OF WATER RESOURCES
        Power Supply Revenue Bonds, Series 2002B-2                                1.74%     12/01/04             200             200
   ~o ORANGE COUNTY SANITATION DISTRICT
        Refunding Bonds, Series 2000B                                             1.64%     12/01/04             300             300
    ~ SOUTHERN CALIFORNIA METROPOLITAN WATER DISTRICT
        Water Revenue Bonds, Series 2000 Authorization Series B-1                 1.63%     12/01/04             600             600
                                                                                                                         -----------
                                                                                                                               2,400

                                                                                                                            VALUE
      SECURITY AND NUMBER OF SHARES                                                                                      ($ x 1,000)
      OTHER INVESTMENT COMPANIES  0.0% of net assets

      PROVIDENT INSTITUTIONAL FUNDS - CALIFORNIA MONEY FUND PORTFOLIO 46,374                                                      46

END OF INVESTMENTS.

At 11/30/04, the tax basis cost of the fund's investments was $171,526 and the unrealized gains and losses were $9,875 and ($21), respectively.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Evelyn Dilsaver and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments
             ------------------

By:   /s/ Evelyn Dilsaver
      ----------------------------
      Evelyn Dilsaver
      Chief Executive Officer

Date:  January 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Evelyn Dilsaver
      ----------------------------
      Evelyn Dilsaver
      Chief Executive Officer

Date:  January 19, 2005

By:   /s/ George Pereira
      ----------------------------
      George Pereira
      Principal Financial Officer

Date:  January 19, 2005